                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 48                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-4025

     Amendment No. 49                                                [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: March 10, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on March 10, 2006 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                        MARCH 10, 2006

AMERICAN CENTURY
INVESTMENTS
PROSPECTUS

LONG-TERM TAX-FREE FUND

THE FUND IS AVAILABLE  FOR PURCHASE  ONLY THROUGH  FINANCIAL  INTERMEDIARIES  BY
INVESTORS WHO SEEK ADVICE FROM THEM. THE FUND IS CLOSED TO OTHER INVESTORS,  BUT
THOSE INVESTORS WITH OPEN ACCOUNTS MAY MAKE ADDITIONAL  INVESTMENTS AND REINVEST
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

TABLE OF CONTENTS

AN OVERVIEW OF THE FUND.........................................................

FUND PERFORMANCE HISTORY........................................................

FEES AND EXPENSES...............................................................

OBJECTIVES, STRATEGIES AND RISKS................................................

BASICS OF FIXED-INCOME INVESTING................................................

MANAGEMENT......................................................................

INVESTING DIRECTLY WITH AMERICAN CENTURY........................................

INVESTING THROUGH A FINANCIAL INTERMEDIARY......................................

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT...................................

SHARE PRICE AND DISTRIBUTIONS...................................................

TAXES...........................................................................

MULTIPLE CLASS INFORMATION......................................................

          THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS OF
     KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks a high level of current  income exempt from federal income taxes, consistent with preservation of capital.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund will normally  invest at least 80% of the value of its net assets (plus
any   borrowings  for  investment   purposes)  in   investment-grade   municipal
obligations  with interest  payments exempt from federal taxes. The fund has the ability to invest up to 20% of its assets in lower  rated  securities.  The fund will  typically  invest  in  long-term  debt  securities.  Under  normal  market conditions,  the fund will maintain a weighted average maturity of more than ten years.

The fund's principal risks include:

     o    INTEREST RATE RISK  Generally,  when interest rates rise, the value of the fund's fixed-income  securities will decline. The opposite is true when interest rates decline.  Because this fund has a longer  weighted average  maturity,  it is likely to be more sensitive to interest rate changes.

     o    CREDIT  RISK Prices of debt  investments  reflect the risk of default.
          The credit rating assigned to a debt investment generally reflects the credit  risk.  High-yield  investments  present  more credit risk than investment-grade issues.

     o    LIQUIDITY RISK The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for  high-quality debt  securities,  and at times it may  become  difficult  to sell the lower-quality debt securities.

     o    PRINCIPAL LOSS It is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
__.

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY
     OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When the fund has investment results for a full calendar year, this section will feature charts that show annual total  returns,  highest and lowest
quarterly   returns  and  average  annual  total  returns  for  the  fund.  This information  indicates the volatility of the fund's historical returns from year to year.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

                                                  INVESTOR  INSTITUTIONAL   A        B         C
                                                   CLASS       CLASS      CLASS    CLASS     CLASS

Maximum Sales Charge (Load) Imposed on Purchases   None        None       4.50%    None      None
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)               None        None       None(1)  5.00%(2)  1.00%(3)
   (as a percentage of the original offering
   price for B Class shares or the lower of the
   original offering price or redemption
   proceeds for A Class shares)

Maximum Account Maintenance Fee                    $25(4)      None       None     None      None

(1)  INVESTMENTS IN A CLASS SHARES MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES
     CHARGE OF 1.00% IN CERTAIN CIRCUMSTANCES.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE XX, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                   DISTRIBUTION AND
                      MANAGEMENT   SERVICE (12B-1)   OTHER      TOTAL ANNUAL FUND
                      FEE(1)       FEES(2)         EXPENSES(3)  OPERATING EXPENSES

Investor Class        0.49%          0.00%           0.01%          0.50%

Institutional Class   0.29%          0.00%           0.01%          0.30%

A Class               0.49%          0.25%           0.01%          0.75%

B Class               0.49%          1.00%           0.01%          1.50%

C Class               0.49%          1.00%           0.01%          1.50%

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND HAS A STEPPED FEE
     SCHEDULE.  AS A RESULT,  THE FUND'S  UNIFIED  MANAGEMENT FEE RATE GENERALLY
     DECREASES AS FUND ASSETS  INCREASE AND  INCREASES AS FUND ASSETS  DECREASE.
     FOR MORE INFORMATION  ABOUT THE UNIFIED  MANAGEMENT FEE, SEE The Investment
     Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES FOR
     MORE INFORMATION, SEE Multiple Class Information AND Service,  Distribution
     and Administrative Fees, PAGE XX.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  TRUSTEES AND THEIR LEGAL  COUNSEL,  AS WELL AS  INTEREST,  ARE
     EXPECTED TO BE 0.01% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR         3 YEARS        5 YEARS        10 YEARS

 Investor Class           $51            $160           $279           $627

 Institutional Class      $31            $97            $169           $381

 A Class                  $523           $679           $847           $1,336

 B Class                  $552           $772           $914           $1,577

 C Class                  $152           $472           $814           $1,778

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                          1 YEAR         3 YEARS        5 YEARS        10 YEARS

Investor Class            $51            $160           $279           $627

Institutional Class       $31            $97            $169           $381

A Class                   $523           $679           $847           $1,336

B Class                   $152           $472           $814           $1,577

C Class                   $152           $472           $814           $1,778

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks a high level of current  income exempt from federal income taxes, consistent with preservation of capital.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund will normally  invest at least 80% of the value of its net assets (plus
any  borrowings  for  investment   purposes)  in  a  diversified   portfolio  of
INVESTMENT-GRADE  municipal  obligations  with  interest  payments  exempt  from federal  taxes.  The fund will typically  invest in long-term  debt  securities.
Under  normal  market  conditions,  the fund will  maintain a  weighted  average maturity of more than ten years.

          AN  INVESTMENT-GRADE  SECURITY  IS ONE THAT HAS BEEN RATED BY AT LEAST
     ONE INDEPENDENT  RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR
     DETERMINED BY THE ADVISOR TO BE OF COMPARABLE  CREDIT  QUALITY.  DETAILS OF
     THE FUND'S  CREDIT  QUALITY  STANDARDS  ARE  DESCRIBED IN THE  STATEMENT OF
     ADDITIONAL INFORMATION.

Municipal  obligations are debt  obligations  issued by states,  territories and possessions  of the  United  States  and the  District  of  Columbia  and  their political subdivisions,  agencies and instrumentalities,  or multistate agencies or  authorities,  the  interest  from which is exempt from  federal  income tax.
Municipal  obligations generally include debt obligations issued to obtain funds for various  public  purposes as well as certain  industrial  development  bonds issued  by  or  on  behalf  of  public  authorities.  The  fund  may  invest  in pre-refunded municipal bonds.

Although the fund  invests  primarily in  municipal  obligations  with  interest payments  exempt from federal taxes,  taxable debt securities are also permitted for  investment.  Taxable debt may exceed 20% at times for  temporary  defensive purposes, with no maximum percentage.  When adverse market conditions exist, the fund may be hindered in its pursuit of its investment  objective  because it may not invest,  or may invest less, in the  municipal  bonds in which it ordinarily invests.

Although the fund invests primarily in investment-grade securities, up to 20% of the value of the fund's net assets may be  invested  in  lower-rated  securities
(below investment  grade).  The fund also may invest in securities which,  while not rated, are determined by the investment  advisor to be of comparable quality to those rated securities in which the fund may invest.  For purposes of the 80%
requirement described above, such unrated securities shall be deemed to have the ratings so determined.

Taxable debt may exceed 20% at times for temporary defensive  purposes,  with no maximum  percentage.  When  adverse  market  conditions  exist  the  fund may be hindered in its pursuit of its investment  objective  because it may not invest, or may invest less, in the municipal bonds in which it ordinarily invests.

The fund may  invest  up to 20% of the value of its net  assets  in  alternative minimum tax ("AMT") bonds.  AMT bonds are tax-exempt  "private  activity"  bonds issued after August 7, 1986,  whose  proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular  federal  income tax, it is a tax  preference  item for  purposes of the
"alternative  minimum  tax." The  alternative  minimum tax is a special tax that applies to a limited number of taxpayers who have certain  adjustments to income or tax preference items.

The fund may enter into  interest rate futures  contracts  for hedging  purposes
(including to gain exposure to the securities markets pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return.  Use of such derivative  instruments may give rise to taxable income.

The fund may engage in active  trading of portfolio  securities.  This increases the  portfolio  turnover  rate  and  may  increase  transaction  costs  and  the realization of tax gains and losses.

The fund may, for temporary,  defensive purposes, invest up to 100% of its total assets in cash or high  quality  short  term debt  securities,  including  money market  reserves.  To the extent  that the fund's  assets are  invested  in such instruments, the fund may not be achieving its investment objective.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when  interest  rates  decline.  Because  this  fund has a longer  weighted average maturity, it is likely to be more sensitive to interest rate changes.

The fund  may  invest  part of its  assets  in  securities  rated in the  lowest investment-grade  category  (for  example,  Baa or BBB).  The  issuers  of these securities  are more  likely to pose a credit  risk,  that is, to have  problems making interest and principal payments, than issuers of higher-rated securities.
The fund also may invest part of its assets in securities rated below investment grade or that are  unrated,  including  bonds that are in  technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect  municipal  markets.  The fund may have a higher  level of risk than funds that invest in a larger universe of securities.

The portfolio  managers monitor the fund's weighted average maturity and seek to adjust it as  appropriate,  taking  into  account  market  conditions  and other relevant factors. Thus, under normal market conditions, its potential income and potential  loss  may be  higher  than  other  funds,  and may  fluctuate  as the
portfolio   managers   reposition  the  fund  in  response  to  changing  market
conditions.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including  liquidity,  interest rate,  market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of  default  or  bankruptcy  of the  other  party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial - in part because a relatively  small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

There is no  guarantee  that all of the fund's  income will  remain  exempt from federal or state income taxes.  Income from municipal bonds held by a fund could be  declared  taxable  because  of  unfavorable  changes  in tax  laws,  adverse interpretations  by the Internal  Revenue Service or state tax  authorities,  or noncompliant conduct of a bond issuer.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                          AMOUNT OF        PERCENT OF     REMAINING     WEIGHTED
                          SECURITY OWNED   PORTFOLIO      MATURITY      MATURITY

Debt Security A           $100,000         25%            4 years       1 year

Debt Security B           $300,000         75%           12 years       9 years

WEIGHTED AVERAGE MATURITY                                              10 YEARS

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                  $100.00               $99.06                 -0.94%

3 years                 $100.00               $97.38                 -2.62%

10 years                $100.00               $93.20                 -6.80%

30 years                $100.00               $88.69                -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases  lower-rated debt securities,  it assumes  additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating  organization are considered "high quality." Although they are considered high quality,  an investment in these  securities still involves some credit  risk  because  even a AAA rating is not a guarantee  of  payment.  For a complete  description  of the ratings  system,  see the  statement of additional information.  The  fund's  credit  quality  restrictions  apply  at the  time of purchase;  the fund will not necessarily  sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund  engages  in a variety  of  investment  techniques  as it  pursues  its investment  objective.  Each technique has its own  characteristics and may pose some level of risk to the fund. To learn more about these techniques, you should review the statement of additional information before making an investment.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees  the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the fund, it has hired an investment  advisor to do so.
More than  three-fourths  of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund.  The  management  fee is calculated  daily and paid monthly in arrears.  Out of the fund's fee,  the  advisor  pays all  expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent  trustees  (including  legal counsel fees),  and extraordinary  expenses.  A portion of the fund's  management fee may be paid by the fund's advisor to unaffiliated  third parties who provide  recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The  percentage  rate used to  calculate  the  management  fee for each class of shares of the fund is determined daily using a two-component  formula that takes into  account  (i) the daily net assets of the  accounts  managed by the advisor that are in the same broad investment  category as the fund (the "Category Fee")
and (ii) the assets of all funds in the  American  Century  family of funds (the
"Complex  Fee").  The  statement of  additional  information  contains  detailed information about the calculation of the management fee.

The fund was not in operation as of the fiscal year ended May 31, 2005. The fund will  pay the  advisor  a  unified  management  fee  calculated  by  adding  the appropriate Investment Category and Complex Fees from the following schedules:

INVESTMENT CATEGORY FEE SCHEDULE

CATEGORY ASSETS                FEE RATE
First $1 billion               0.2800%
Next $1 billion                0.2280%
Next $3 billion                0.1980%
Next $5 billion                0.1780%
Next $15 billion               0.1650%
Next $25 billion               0.1630%
Thereafter                     0.1625%

COMPLEX FEE SCHEDULE

CATEGORY ASSETS                INVESTOR, A, B
                               AND C CLASS            INSTITUTIONAL
                               FEE RATE               FEE RATE

First $2.5 billion             0.3100%                0.1100%
Next $7.5 billion              0.3000%                0.1000%
Next $15.0 billion             0.2985%                0.0985%
Next $25.0 billion             0.2970%                0.0970%
Next $25.0 billion             0.2870%                0.0870%
Next $25.0 billion             0.2800%                0.0800%
Next $25.0 billion             0.2700%                0.0700%
Next $25.0 billion             0.2650%                0.0650%
Next $25.0 billion             0.2600%                0.0600%
Next $25.0 billion             0.2550%                0.0550%
Thereafter                     0.2500%                0.0500%

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. These teams are organized by broad  investment  categories,  such as money markets and taxable bonds. The individual  listed below serves as the lead portfolio manager for the fund. As such, he is ultimately  responsible for security  selection and portfolio  construction  for  the  fund,  as  well  as  compliance  with  stated
investment objectives and cash flow monitoring.  Other members of the investment team  provide  research  and  analytical  support  but  generally  do  not  make day-to-day investment decisions for the fund.

KENNETH M. SALINGER

Mr. Salinger,  Vice President and Senior Portfolio Manager, has been a member of the team since its inception in March 2006. He joined American  Century in April
1992 and became a portfolio  manager in June 1997. He has a bachelor's degree in quantitative  economics from the  University of California - San Diego.  He is a
CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Trustees  and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          PERSONAL  ACCOUNTS  INCLUDE  INDIVIDUAL   ACCOUNTS,   JOINT  ACCOUNTS,
     UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS,
     IRAS   (INCLUDING   TRADITIONAL,   ROTH,   ROLLOVER,   SEP-,   SARSEP-  AND
     SIMPLE-IRAS),  AND  CERTAIN  OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE ONLY
     BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR  AMERICAN  CENTURY
     BROKERAGE ACCOUNTS,  YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY
     BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

     o    American  Century's bank information:  Commerce Bank N.A., Routing No.
          101000019, Account No. 2804918

     o    Your American Century account number and fund name

     o    Your name

     o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

IF YOU PREFER TO HANDLE YOUR  TRANSACTIONS IN PERSON,  VISIT ONE OF OUR INVESTOR
CENTERS  AND A  REPRESENTATIVE  CAN HELP YOU OPEN AN  ACCOUNT,  MAKE  ADDITIONAL
INVESTMENTS, AND SELL OR EXCHANGE SHARES.

o    4500 MAIN  STREET,  KANSAS  CITY,  MISSOURI -- 8 A.M.  TO 5 P.M.,  MONDAY -
     FRIDAY

o    4917 TOWN  CENTER  DRIVE,  LEAWOOD,  KANSAS -- 8 A.M.  TO 5 P.M.,  MONDAY -
     FRIDAY, 8 A.M. TO NOON, SATURDAY

o    1665 CHARLESTON ROAD, MOUNTAIN VIEW, CALIFORNIA -- 8 A.M. TO 5 P.M., MONDAY
     - FRIDAY

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. BOX 419200, KANSAS CITY, MO 64141-6200  --  FAX: 816-340-7962

OPEN AN ACCOUNT:  SEND A SIGNED,  COMPLETED APPLICATION AND CHECK OR MONEY ORDER
PAYABLE TO AMERICAN CENTURY INVESTMENTS.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The  fund's A, B and C Classes  are  intended  for  purchase  through  FINANCIAL
INTERMEDIARIES  that provide various  administrative and distribution  services.
The fund is not available for retirement plans.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

--------------------------------------------------------------------------------
A CLASS                             B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)             No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred    Contingent deferred sales charge on
sales charge(2)                     redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                  12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature               Convert to A Class shares eight years
                                    after purchase
--------------------------------------------------------------------------------
Generally more appropriate          Aggregate purchases limited
for long-term investors             to amounts less than $100,000
--------------------------------------------------------------------------------

-----------------------------------------------------------
C Class
-----------------------------------------------------------
No initial sales charge
-----------------------------------------------------------
Contingent deferred sales charge on redemptions within 12
months
-----------------------------------------------------------
12b-1 fee of 1.00%
-----------------------------------------------------------
No conversion feature
-----------------------------------------------------------
Aggregate purchases limited to amounts less than
$1,000,000;
generally more appropriate for short-term investors
-----------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of A, B or C Class  shares,  a  hyperlink  will  take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial professional are:

-----------------------------------------------------------------------------------
                                                                AMOUNT PAID TO
                           SALES CHARGE    SALES CHARGE         FINANCIAL
                           AS A % OF       AS A % OF            PROFESSIONAL AS A
PURCHASE AMOUNT            OFFERING PRICE  NET AMOUNT INVESTED  % OF OFFERING PRICE
-----------------------------------------------------------------------------------
Less than $50,000            4.50%             4.71%                4.00%
-----------------------------------------------------------------------------------
$50,000 - $99,999            4.50%             4.71%                4.00%
-----------------------------------------------------------------------------------
$100,000 - $249,999          3.50%             3.63%                3.00%
-----------------------------------------------------------------------------------
$250,000 - $499,999          2.50%             2.56%                2.00%
-----------------------------------------------------------------------------------
$500,000 - $999,999          2.00%             2.04%                1.75%
-----------------------------------------------------------------------------------
$1,000,000 - $3,999,999      0.00%             0.00%                1.00%(1)
-----------------------------------------------------------------------------------
$4,000,000 - $9,999,999      0.00%             0.00%                0.50%(1)
-----------------------------------------------------------------------------------
$10,000,000 or more          0.00%             0.00%                0.25%(1)
-----------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine  your A Class sales  charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries  (and  their  immediate  family  members)  having selling agreements with the advisor or distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    Certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING              CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                       5.00%
--------------------------------------------------------------------------------
2nd year                       4.00%
--------------------------------------------------------------------------------
3rd year                       3.00%
--------------------------------------------------------------------------------
4th year                       3.00%
--------------------------------------------------------------------------------
5th year                       2.00%
--------------------------------------------------------------------------------
6th year                       1.00%
--------------------------------------------------------------------------------
After 6th year                 None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59 1/2 for A Class shares and for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your  financial  professional  must notify the fund's  transfer  agent  in  writing  at the  time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact  your  intermediary  or plan sponsor for a complete  description  of its policies. Copies of the fund's annual report, semiannual report and statement of additional  information  are available from your financial  intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the minimum initial investment amount is $5,000.  This fund is not available for retirement plans.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.  For  Institutional  Class shares, we reserve the right to convert  your shares to  Investor  Class  shares of the same fund.  The
Investor  Class shares have a unified  management  fee that is 0.20% higher than the Institutional Class. A, B, and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

     o    You have chosen to conduct  business in writing only and would like to redeem over $100,000.

     o    Your  redemption or  distribution  check,  Check-A-Month  or automatic redemption is made payable to someone other than the account owners.

     o    Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

     o    You are transferring ownership of an account over $100,000.

     o    You change your address and request a redemption  over $100,000 within
          15 days.

     o    You change your bank  information  and request a redemption  within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of  Trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price.  The fund may use pricing services to assist in the  determination  of  market  value.  Unlisted  securities  for  which  market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable,  except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include,  but are not limited to a debt security has been declared in default or trading  in a  security  has  been  halted  during  the  trading  day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's  board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

DISTRIBUTIONS

Federal tax laws require a fund to make  distributions  to its  shareholders  in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays  distributions  from net income  monthly.  The fund generally pays capital gains distributions,  if any, once a year usually in December.  The fund may make more  frequent  distributions,  if  necessary,  to comply with Internal
Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

TAX-EXEMPT INCOME

Most of the income that the fund  receives from  municipal  securities is exempt from regular federal income taxes.  However,  corporate  shareholders  should be aware that distributions may be subject to state corporate franchise tax.

The fund also may  purchase  private  activity  bonds.  The  income  from  these securities is subject to the federal alternative minimum tax. If you are subject to the  alternative  minimum tax,  distributions  from the funds that  represent income derived from private  activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME

The fund's  investment  performance  also is based on sources  other than income from municipal securities.  These investment  performance sources, while not the primary source of fund distributions,  will generate taxable income to you. Some of these investment performance sources are:

o    MARKET DISCOUNT  PURCHASES.  The funds may buy a tax-exempt  security for a price less than the principal  amount of the bond. If the price of the bond increases  over time,  a portion  of the gain may be  treated  as  ordinary income and taxable as ordinary income if it is distributed to shareholders.

o    CAPITAL GAINS.  When a fund sells a security,  even a tax-exempt  municipal security,  it can generate a capital gain or loss, which you must report on your tax return.

o    TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities.  Distributions of income are generally exempt from  regular  federal  income tax.  However,  if  distributions  are  federally taxable,  such  distributions may be designated as QUALIFIED DIVIDEND INCOME. If so,  and if you meet a minimum  required  holding  period  with  respect to your shares of the fund, such distributions are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                    15%

If a fund's  distributions  exceed its income and capital gains realized  during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally  not  subject to tax,  but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain and will be  disallowed  to the extent of any  distribution  of  tax-exempt income  to you  with  respect  to those  shares.  If a loss is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers five  classes of shares of the fund:  Investor  Class,
Institutional Class, A Class, B Class and C Class.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets. Each class, except Investor Class and Institutional  Class, offered by this  prospectus  has a 12b-1  plan.  The plans  provide  for the fund to pay annual  fees of 0.25%  for A Class  and  1.00%  for B and C Class  shares to the distributor for certain ongoing shareholder and administrative  services and for distribution  services,  including past distribution  services.  The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.  Because these fees are used to pay for services that are not related to  prospective  sales of the fund,  each class  will  continue  to make payments  under its plan even if it is closed to new  investors.  Because  these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B Class shares may cost you more over time than  paying  the  initial  sales  charge  for A Class  shares.  For  additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the address or telephone numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE     TICKER      NEWSPAPER LISTING

Investor Class                    XX           XX              XX

Institutional Class               XX           XX              XX

A Class                           XX           XX              XX

B Class                           XX           XX              XX

C Class                           XX           XX              XX

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0602
SH-PRS-xxxxx

                                                         MARCH 10, 2006

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

AMERICAN CENTURY MUNICIPAL TRUST

Arizona Municipal Bond Fund
Florida Municipal Bond Fund
High-Yield Municipal Fund
Long-Term Tax-Free Fund
Tax-Free Bond Fund
Tax-Free Money Market Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED OCTOBER 1, 2005, AND MARCH 10, 2006, BUT IS NOT A PROSPECTUS.
THE STATEMENT OF ADDITIONAL  INFORMATION  SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT  PROSPECTUSES.  IF YOU WOULD LIKE A COPY OF A PROSPECTUS,  PLEASE
CONTACT US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

American Century Investment Services, Inc., Distributor

(C)2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

TABLE OF CONTENTS

THE FUNDS' HISTORY..............................................................

FUND INVESTMENT GUIDELINES......................................................
      Arizona Municipal Bond Fund...............................................
      Florida Municipal Bond Fund...............................................
      High-Yield Municipal Fund.................................................
      Long-Term Tax-Free Fund...................................................
      Tax-Free Bond Fund and Tax-Free Money Market Fund ........................
      Credit Quality and Maturity Guidelines....................................

FUND INVESTMENTS AND RISKS......................................................
      Investment Strategies and Risks...........................................
      Investment Policies.......................................................
      Temporary Defensive Measures..............................................
      Portfolio Turnover........................................................

MANAGEMENT......................................................................
      The Board of Trustees.....................................................
      Ownership of Fund Shares..................................................
      Code of Ethics............................................................
      Proxy Voting Guidelines...................................................
      Disclosure of Portfolio Holdings..........................................

THE FUNDS' PRINCIPAL SHAREHOLDERS...............................................

SERVICE PROVIDERS...............................................................
      Investment Advisor........................................................
      Portfolio Managers........................................................
      Transfer Agent and Administrator..........................................
      Distributor...............................................................
      Custodian Banks...........................................................
      Independent Registered Public Accounting Firm.............................

BROKERAGE ALLOCATION............................................................
      Regular Broker-Dealers....................................................

INFORMATION ABOUT FUND SHARES...................................................
      Multiple Class Structure..................................................
      Buying and Selling Fund Shares............................................
      Valuation of a Fund's Securities..........................................

TAXES...........................................................................
      Federal Income Tax........................................................
      Alternative Minimum Tax...................................................

FINANCIAL STATEMENTS............................................................

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS..................................

THE FUNDS' HISTORY

American Century Municipal Trust is a registered open-end management  investment company that was  organized as a  Massachusetts  business  trust on May 1, 1984.
From then until  January 1997,  it was known as Benham  Municipal  Income Trust.
Throughout this statement of additional information we refer to American Century
Municipal Trust as the Trust.

Each fund  described in this  statement of additional  information is a separate series of the Trust and operates for many purposes as if it were an  independent company. Each fund has its own investment objective,  strategy, management team, assets, and tax identification and stock registration number.

FUND                                   TICKER SYMBOL           INCEPTION DATE
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND

   Investor Class                      BEAMX                   04/11/1994
--------------------------------------------------------------------------------
   A Class                             ACZAX                   02/27/2004
--------------------------------------------------------------------------------
   B Class                             ACZBX                   02/27/2004
--------------------------------------------------------------------------------
   C Class                             ACZCX                   02/27/2004
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND

   Investor Class                      ACBFX                   04/11/1994
--------------------------------------------------------------------------------
   A Class                             ACFAX                   02/27/2004
--------------------------------------------------------------------------------
   B Class                             ACEBX                   02/27/2004
--------------------------------------------------------------------------------
   C Class                             ACCCX                   02/27/2004
--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL

   Investor Class                      ABHYX                   03/31/1998
--------------------------------------------------------------------------------
   A Class                             AYMAX                   01/31/2003
--------------------------------------------------------------------------------
   B Class                             AYMBX                   01/31/2003
--------------------------------------------------------------------------------
   C Class                             AYMCX                   07/24/2002
--------------------------------------------------------------------------------
LONG-TERM TAX-FREE FUND

   Investor  Class                     x                       x
--------------------------------------------------------------------------------
   Institutional Class                 x                       x
--------------------------------------------------------------------------------
   A Class                             x                       x
--------------------------------------------------------------------------------
   B Class                             x                       x
--------------------------------------------------------------------------------
   C Class                             x                       x
--------------------------------------------------------------------------------
TAX-FREE BOND

   Investor Class                      TWTIX                   03/02/1987
--------------------------------------------------------------------------------
   Institutional Class                 AXBIX                   04/15/2003
--------------------------------------------------------------------------------
   Advisor Class                       ATXAX                   07/29/2005
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET

   Investor Class                      BNTXX                   07/31/1984
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  6.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the prospectuses.

Long-Term  Tax-Free,  Tax-Free Bond and Tax-Free Money Market are diversified as defined in the  Investment  Company Act of 1940 (the  Investment  Company  Act).
Arizona  Municipal  Bond,  Florida  Municipal Bond and High-Yield  Municipal are
non-diversified.  Diversified  means  that,  with  respect  to 75% of its  total assets,  each fund  will not  invest  more  than 5% of its  total  assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer (other than the U.S. government).  Non-diversified means  that a fund may  invest a greater  percentage  of its assets in a smaller number of securities than a diversified fund.

Tax-Free  Money  Market  operates  pursuant  to Rule 2a-7  under the  Investment
Company Act of 1940, which permits the valuation of portfolio  securities on the basis of  amortized  cost.  To rely on Rule 2a-7,  the fund must comply with the definition of diversified under the rule.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the  securities of a single issuer (other than the U.S.  government or a regulated  investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers  intend to keep the funds  fully  invested.  However,  under exceptional conditions,  the funds may assume a defensive position,  temporarily investing  all or a  substantial  portion of their assets in cash or  short-term securities.

For an explanation of the securities ratings referred to in the prospectuses and this  statement of  additional  information,  see  EXPLANATION  OF  FIXED-INCOME
SECURITIES RATINGS beginning on page 62.

ARIZONA MUNICIPAL BOND FUND

Arizona  Municipal Bond seeks to obtain as high a level of current income exempt from  Arizona and  regular  federal  income tax as is  consistent  with  prudent investment management and conservation of shareholders' capital.

Arizona Municipal Bond is designed for individuals in upper tax brackets seeking income free from Arizona state and regular  federal  income taxes,  although the fund may generate  some taxable  income.  Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations  (obligations issued by or on behalf of a state,  its  political  subdivisions,  agencies  and instrumentalities).  As a fundamental  policy, the fund will invest at least 80%
of its net assets in obligations  with interest  exempt from federal and Arizona state  income tax.  The fund is not  limited,  however,  in its  investments  in securities that are subject to the federal Alternative Minimum Tax (AMT).

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S.  territories of Guam and the Virgin
Islands) that are exempt from federal and Arizona  state income taxes.  The fund may also invest in (1)  obligations  issued by other states and their  political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal  conditions to invest as much as 100% of its net assets in municipal  obligations  for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt  from the AMT.  Interest  from AMT bonds is  considered  to be exempt from federal income tax for purposes of the 80% policy noted above.

FLORIDA MUNICIPAL BOND FUND

The fund seeks to obtain as high a level of current  income  exempt from regular federal  income tax as is  consistent  with prudent  investment  management  and conservation of shareholders' capital. In addition,  fund shares are intended to be exempt from the Florida intangible personal property tax.

The fund is designed for  individuals in upper tax brackets  seeking income free from regular  federal  income tax,  although the fund may generate  some taxable income.  The fund also provides an investment that is intended to be exempt from the  Florida  intangible  personal  property  tax.  Because of this  emphasis on tax-exempt income, the fund by itself does not constitute a balanced  investment plan.

The fund intends to remain fully invested in municipal obligations  (obligations issued by or on behalf of a state,  its  political  subdivisions,  agencies  and instrumentalities).  As a fundamental  policy, the fund will invest at least 80%
of its net assets in  obligations  that are exempt from the  Florida  intangible personal property tax and that have interest payments exempt from federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S.  territories of Guam and the Virgin
Islands) that are exempt from federal income tax and Florida intangible personal property tax. The fund may also invest in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal  conditions to invest as much as 100% of its net assets in municipal  obligations  for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt  from the AMT.  Interest  from AMT bonds is  considered  to be exempt from federal income tax for purposes of the 80% policy noted above.

The fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year,  its portfolio  consists only of  investments that are exempt from the Florida intangible  personal property tax. As a result, the fund could incur additional costs or taxable income or gains.

HIGH-YIELD MUNICIPAL FUND

High-Yield  Municipal  Fund seeks to  provide as high a level of current  income exempt from federal income tax as is consistent  with its  investment  policies, which permit  investment in lower-rated and unrated  securities.  As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations  (obligations issued by or on behalf of a state or its  political  subdivisions,  agencies and instrumentalities).  The fund  also may  invest  in  securities  issued  by U.S.
territories or possessions,  such as Puerto Rico,  provided that the interest on these  securities  is exempt from regular  federal  income tax. As a fundamental policy,  the fund will invest at least 80% of its net assets in obligations with interest  exempt  from  regular  federal  income tax.  The fund is not  limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized,  under normal  conditions,  to invest as much as 100% of its net  assets  in  municipal  obligations  for  which  the  interest  is a tax preference  item for  purposes of the AMT.  If you are or become  subject to the
AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary  defensive  purposes,  it may  invest a portion  of its assets in U.S.
government securities, the interest income on which is subject to federal income tax.

LONG-TERM TAX-FREE FUND

The  Long-Term  Tax-Free  Fund seeks to  provide a high level of current  income exempt from federal income taxes,  consistent with preservation of capital.  The fund invests primarily in a diversified  portfolio of investment grade municipal obligations.

Municipal  obligations are debt  obligations  issued by states,  territories and possessions  of the U.S.  and the  District  of  Columbia  and  their  political
subdivisions,   agencies  and  instrumentalities,   or  multistate  agencies  or
authorities,  the  interest  from  which is  exempt  from  federal  income  tax.
Municipal  obligations generally include debt obligations issued to obtain funds for various  public  purposes as well as certain  industrial  development  bonds issued  by  or  on  behalf  of  public  authorities.  The  fund  may  invest  in pre-refunded municipal bonds.

As a  fundamental  investment  policy,  the fund will invest at least 80% of the value of its net assets  (plus any  borrowings  for  investment  purposes)  in a diversified  portfolio of investment-grade  municipal  obligations with interest exempt from  federal  taxes.  The fund is  authorized  to invest in taxable debt securities.  Taxable  debt may  exceed  20% at  times  for  temporary  defensive purposes,  with no maximum percentage.  Up to 20% of the value of the fund's net assets may be invested in lower-rated  securities (below investment  grade). The fund also may invest in securities which, while not rated, are determined by the investment  advisor to be of  comparable  quality to those rated  securities  in which the fund may invest.

The fund may  invest  up to 20% of the value of its net  assets  in  alternative minimum tax ("AMT") bonds.  AMT bonds are tax-exempt  "private  activity"  bonds issued after August 7, 1986,  whose  proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular  federal  income tax, it is a tax  preference  item for  purposes of the
"alternative  minimum  tax." The  alternative  minimum tax is a special tax that applies to a limited number of taxpayers who have certain  adjustments to income or tax preference items.

TAX-FREE BOND FUND
TAX-FREE MONEY MARKET FUND

Tax-Free  Bond  Fund and  Tax-Free  Money  Market  Fund  seek as high a level of current  income exempt from regular  federal  income tax as is  consistent  with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully  invested in municipal  obligations,  although for  temporary  defensive  purposes,  each may invest a portion of its assets in
U.S. government  securities,  the interest income on which is subject to federal income tax. As a fundamental  policy,  each fund will invest at least 80% of its net assets in obligations  with interest  exempt from federal income taxes.  The municipal obligations in which the funds may invest include securities issued by
U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may  invest up to 20% of their  assets in  municipal  obligations  for which the interest is a tax preference  item for purposes of the AMT. If you are or become  subject to the AMT, a portion of your income  distributions  that are exempt from the regular federal income tax may not be exempt from the AMT.

CREDIT QUALITY AND MATURITY GUIDELINES

TAX-FREE MONEY MARKET FUND

The fund seeks to maintain a $1.00 share price,  although  there is no guarantee it will be able to do so. Shares of the fund are neither  insured nor guaranteed by the U.S. government.

The money  market fund may be  appropriate  for  investors  seeking  share price stability who can accept the lower yields that short-term  obligations typically provide.

In  selecting  investments  for the money market  fund,  the advisor  adheres to regulatory  guidelines  concerning the quality and maturity of money market fund investments as well as to internal  guidelines designed to minimize credit risk.
In particular, the fund:

o    buys only U.S. dollar-denominated  obligations with remaining maturities of
     397 days or less (and variable- and  floating-rate  obligations with demand features that effectively shorten their maturities to 397 days or less);

o    maintains a dollar-weighted average portfolio maturity of 90 days or less;

o    restricts its  investments to  high-quality  obligations  determined by the advisor,  pursuant to guidelines  established by the Board of Trustees,  to present minimal credit risks.

To be considered high-quality, an obligation must be:

o    a U.S. government obligation; or

o    rated  (or of an  issuer  rated  with  respect  to a  class  of  short-term obligations)  within the two highest rating  categories for short-term debt obligations  by at  least  two  nationally  recognized  statistical  rating agencies (or one if only one has rated the obligation); or

o    an obligation without short-term ratings judged by the advisor, pursuant to guidelines  established  by  the  Board  of  Trustees,  to  be  of  quality comparable to the securities listed above.

The portfolio  managers  intend to buy only  obligations  that are designated as first-tier  securities as defined by the SEC; that is,  securities  rated,  when acquired, within the highest category designated by a rating agency.

ARIZONA MUNICIPAL BOND FUND, FLORIDA MUNICIPAL BOND FUND AND TAX-FREE BOND FUND

Arizona Municipal Bond,  Florida Municipal Bond and Tax-Free Bond have identical policies governing the quality of securities in which they may invest.

In terms of credit quality, each of these funds restricts its investments to

o    municipal bonds rated,  when acquired,  within the four highest  categories designated by a rating agency

o    municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated,  when acquired,  within the two highest  categories designated by a rating agency

o    unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above

HIGH-YIELD MUNICIPAL FUND

High-Yield  Municipal invests at least 80% of its assets in municipal securities with interest  payments  exempt from federal income tax. The managers  typically buy  long-term  and  intermediate-term  municipal  securities,  but may purchase municipal  securities of any duration.  Although High-Yield  Municipal typically invests a  significant  portion of its  assets in  investment-grade  bonds,  the advisor does not adhere to specific rating criteria in selecting investments for this fund.  The fund invests in securities  rated or judged by the advisor to be below  investment-grade  quality (for example, bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many  issuers  of  medium-  and  lower-quality  bonds  choose  not to have their obligations  rated and a large portion of High-Yield's  portfolio may consist of obligations that, when acquired,  were not rated. Unrated securities may be less liquid  than  comparable  rated  securities  and may  involve  the risk that the portfolio managers may not accurately evaluate the security's comparative credit quality.  Analyzing the  creditworthiness  of issuers of lower-quality,  unrated bonds may be more  complex than  analyzing  the  creditworthiness  of issuers of higher-quality  bonds.  There is no limit to the  percentage  of assets that the fund may invest in unrated  securities.  The fund also may invest in  securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor  considers it  appropriate  to do so.  Investments of this nature may be made due to market  considerations (for example, a limited supply of medium- and lower-grade  municipal  obligations)  or to  increase  liquidity  of  the  fund.
Investing in high-grade obligations may lower the fund's return.

High-Yield  Municipal may purchase private activity  municipal  securities.  The
interest  from  these  securities  is  treated  as  a  tax-preference   item  in
calculating federal AMT liability.  Under normal  circumstances,  it is possible that a  substantial  portion of the fund's  total  assets  will be  invested  in private activity securities.  Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See TAXES, page 59.

LONG-TERM TAX-FREE FUND

Long-Term  Tax-Free  Fund  invests  at least 80% of the value of its net  assets
(plus any borrowings for investment purposes) in a portfolio of investment-grade municipal obligations with interest payments exempt from federal taxes. In other words, at least 80% of the fund will be invested in

o    municipal bonds rated,  when acquired,  within the four highest  categories designated by a rating agency

o    municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated,  when acquired,  within the two highest  categories designated by a rating agency

o    unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above

o    cash or cash equivalents

Up to 20% of the fund's net assets may be  invested  in  securities  rated below
investment   grade   quality  or  junk  bonds.   Many  issuers  of  medium-  and
lower-quality  bonds  choose  not to have  their  obligations  rated and a large portion of Long-Term  Tax-Free's portfolio may consist of obligations that, when acquired,  were not rated. Unrated securities may be less liquid than comparable rated  securities  and may involve the risk that the portfolio  managers may not accurately  evaluate the security's  comparative  credit quality.  Analyzing the creditworthiness of issuers of lower-quality,  unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. The fund also may invest in securities that are in technical or monetary default.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  investment  vehicles and techniques  that the portfolio managers  can use in  managing  a  fund's  assets.  It also  details  the  risks associated with each, because each investment vehicle and technique  contributes to a fund's overall risk profile.

CONCENTRATION IN TYPES OF MUNICIPAL ACTIVITIES

From time to time, a  significant  portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic,  business or political developments affecting one of these obligations could affect the other obligations in a similar manner.  For example,  if a fund invested a significant portion of its assets in utility bonds and a state or federal  government agency
or  legislative  body  promulgated  or  enacted  new  environmental   protection
requirements  for utility  providers,  projects  financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental  requirements,  and  outstanding  debt might be  downgraded in the interim.  Among other  factors  that could  negatively  affect  bonds  issued to finance  similar types of projects are state and federal  legislation  regarding financing  for  municipal  projects,  pending  court  decisions  relating to the validity  or  means  of  financing  municipal  projects,  material  or  manpower shortages  and  declining  demand for  projects  or  facilities  financed by the municipal bonds.

ABOUT THE RISKS AFFECTING ARIZONA MUNICIPAL SECURITIES

As noted in the  prospectus,  the Arizona  Municipal Bond Fund is susceptible to events that  affect  issuers of Arizona  municipal  obligations.  These  include possible  adverse  effects of  Arizona  constitutional  amendments,  legislative measures, voter initiatives and other matters described below.

The following  information  about risk factors is provided in view of the fund's policy  of  concentrating  its  assets in  Arizona  municipal  securities.  This information  is based on  certain  official  statements  of the state of Arizona published  in  connection  with  the  issuance  of  specific  Arizona  municipal securities  as  well as from  other  publicly  available  sources.  It does  not constitute a complete  description  of the risks  associated  with  investing in securities of these issuers.  While the advisor has not  independently  verified the  information  contained  in the  official  statements,  it has no  reason to believe the information is inaccurate.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau  country  traversed by deep canyons,  such as Grand Canyon National
Park; central Arizona,  which is rugged,  mountainous and heavily forested;  and
the  southern  third,   which  encompasses   desert  areas  and  flat,   fertile
agricultural lands in valleys between mountains rich in mineral deposits.  These
topographic  areas  all  have  different  climates,   which  have  distinctively
influenced  development  in each region.  The Phoenix  metropolitan  area is the state's primary economic center as it represents approximately two-thirds of the state's population.  The Tucson area, while of secondary  importance,  also is a major economic area in the state.

Located  in  the  country's  sunbelt,  Arizona's  population  has  been,  and is projected  to continue to be, one of the fastest  growing in the United  States.
Over the last several decades,  the state has outpaced most other regions of the country in population and personal  income  growth,  gross state product and job creation.  Arizona was the  second-fastest  growing state in the nation  between
1990 and 2000 with 10 year population growth of approximately 40%.

Under its  constitution,  the state of Arizona is not permitted to issue general obligation  bonds  secured by the full  faith and credit of the state.  However, certain  agencies and  instrumentalities  of the state are  authorized  to issue bonds secured by revenues from specific  projects and activities,  and the state and local governmental units may enter into lease  transactions.  The particular source of payments and security for an Arizona municipal  obligation is detailed in the instrument itself and in related offering materials.

The state and local  governmental  units are subject to  limitations  imposed by
Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual  increases in taxes, and other matters.  These  limitations may affect the  ability  of  the  issuers  to  generate  revenues  to  satisfy  their  debt obligations.  There are periodic  attempts in the form of voter  initiatives and legislative  proposals to further limit the amount of annual  increases in taxes that may be levied  without  voter  approval.  If such a proposal  were enacted, there might be an adverse impact on state or local government financing.

Arizona's ballot initiatives,  health and education equity litigation,  combined with long-term  expenditure pressure stemming from the boom in population growth has created fiscal and economic  uncertainties  for the state. In addition,  the relatively  large  concentration of jobs in the high tech sector has exposed the state's finances to some instability.

The Arizona economy continues to diversify away from its historical  reliance on the mining  and  agricultural  employment  sectors.  Significant  job growth has occurred in the areas of aerospace and high technology,  construction,  finance, insurance  and real  estate.  Arizona's  economy  is among the  fastest  growing economies  in the  nation  and is  showing  signs of  rebounding  after a modest slowdown.

Over the 2004 fiscal year, Arizona  experienced an increase in revenues from the prior  reporting  period.  As of the  close  of the  fiscal  year,  the  state's governmental  funds reported  combined ending fund balances of $3.1 billion,  an increase of $443 million from the  beginning of the year.  The  unreserved  fund balance for the state's  general fund was $561  million,  or 4% of total general fund expenditures. Arizona's current debt ratings are "Aa3" by Moody's and "AA-"
by Standard & Poor's.

The Supreme Court of Arizona has determined that Arizona's taxation of dividends paid from  investments in the state is  unconstitutional.  Arizona is now liable for refunds to certain  taxpayers  affected by the  outcome of  litigation.  The financial  impact of this  liability  is  uncertain  and it is likely  the final amount will be paid over a number of years,  adding  stress to the state's  cash reserves. The governor already, with the use of line-item veto power, deferred a
$75 million  payment of a judgment  against the state  regarding the taxation of dividends  under former law.  Additional  liabilities  may arise from  currently pending  litigation  related to the state's  alleged  underfunding of the School
Facilities Board Building Renewal Fund and from litigation related to funding of bilingual  education  programs.  A potential  long-term  credit  concern for all states is the impact of  eCommerce  on tax  collections.  The  proliferation  of
eCommerce spending could potentially  negatively impact municipal credit quality since eCommerce  spending is exempt from sales taxes.  The most vulnerable bonds would be credits  secured  solely by sales tax  revenues.  For fiscal  year 2004 sales tax revenues represented approximately 26.5% of general fund revenues.

ABOUT THE RISKS AFFECTING FLORIDA MUNICIPAL SECURITIES

As noted in the  prospectus,  the Florida  Municipal Bond Fund is susceptible to events that  affect  issuers of Florida  municipal  obligations.  These  include possible  adverse  affects of  Florida  constitutional  amendments,  legislative measures, voter initiatives and other matters described below.

The following  information  about risk factors is provided in view of the fund's policies  of  concentrating  its assets in Florida  municipal  securities.  This information is based on official debt offering documents,  independent municipal credit  reports  relating to securities  offerings of Florida  issuers and other publicly available sources. It does not constitute a complete description of the risks  associated  with  investing in  securities  of these  issuers.  While the advisor has not  independently  verified this  information,  it has no reason to believe the information is inaccurate.

Because the fund invests primarily in Florida municipal  securities,  it will be affected by political and economic  conditions and developments within the state of Florida. In general,  the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances,  the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents  that protect debt holders.  Credit risk is usually lower  whenever  the  economy  is strong,  growing  and  diversified,  financial operations are sound, and the debt burden is reasonable.

The state of Florida's  economy is  characterized  by a large service sector,  a dependence on the tourism and  construction  industries  and a large  retirement population.  The management of rapid growth has been the major challenge  facing state and local  governments.  Florida's  population has grown rapidly and it is now the fourth largest state with a population of approximately 17 million; this growth is expected to continue,  but at reduced rates.  It is  anticipated  that from the years 2000 through 2010, Florida's population will grow by 23% compared to a 9.5% increase for the nation. As this growth continues, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing  efforts.  For example,  school districts  have  experienced  difficulty in funding school  construction  as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.

The state is outperforming  the nation in employment and income growth.  For the
12 months ended June 2004,  the state's  employment was up  approximately  2.3%.
Construction,   health   care  and  service   sector  jobs  are  growing   while
manufacturing occupations are still contracting. Most of the growth in the state is  occurring  in the southern  metro areas while  Jacksonville  is growing more slowly.  Florida,  with a 2004 per capita income at $31,455, is about 96% of the
U.S. figure.

Debt  levels  in the state of  Florida  are  moderate  to high,  reflecting  the tremendous capital demands  associated with rapid population growth.  Florida is unusual among states in that all general  obligation  full faith and credit debt issues  of  municipalities  must be  approved  by  public  referendum  and  are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security,  such as a sales tax stream, special  assessment  revenue,  user fees,  utility  taxes or fuel taxes.  Credit quality of such debt instruments tends to be somewhat lower than that of general obligation  debt.  The state of Florida  issues  general  obligation  debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The  state  of  Florida  is  heavily   dependent  upon  sales  tax  with  nearly
three-quarters of the state's general fund revenues being derived from sales and use taxes,  which makes the state's general fund  vulnerable to recession.  This dependence  upon sales tax,  combined with economic  recession,  has resulted in budgetary  shortfalls  in the past.  Florida has reacted to preserve an adequate financial position primarily through  expenditure  reductions.  State officials, however, still face tremendous capital and operating pressures due to the growth
that  will   continue  to  strain  the  state's   narrow   revenue  base.  As  a
counterbalance  to the  dependence on the  historically  volatile sales tax, the state enacted a  constitutional  amendment  establishing a Budget  Stabilization
Fund and has since made yearly  deposits to that Fund. At the end of fiscal year
2005,  the Fund stands at nearly $1 billion,  meeting the required  minimum Fund level of 5% of General Fund revenues.  The year end working capital fund balance is now projected to be $2.9 billion,  bringing total reserves to $3.9 billion or
15% of general fund appropriations.

In August and September 2004,  Florida was hit by four hurricanes which affected many areas in the state. The total  governmental  cost of disaster  recovery and relief efforts for public and individual  assistance  resulting from  Hurricanes
Charley,  Frances,  Ivan and  Jeanne  is  estimated  to be $4.3  billion,  as of
November 10, 2004. The state's  non-reimbursable share of the total cost of such efforts is estimated to be $387.7 million.

The state also has  established a  constitutional  state  revenue  limitation to restrain  the  growth  of  spending.  To  date,  this  cap has  not yet  posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other  revenues that can be raised by the state in any fiscal year. It allows annual  revenue to grow by the average  annual growth in personal  income over the  previous  five  years.  Exempted  from the cap are  revenues  that are directly  pledged to bonds,  including any new debt issuances.  The cap does not appear to have become a major impediment to the state raising  sufficient annual revenue to fund state  expenditure  growth.  The  legislature  may  increase the revenue cap by a two-thirds vote of each house.

A potential  long-term  credit concern for all states is the impact of eCommerce on tax collections.  The  proliferation of eCommerce  spending could potentially negatively  impact municipal  credit quality since eCommerce  spending is exempt from sales taxes.  The most vulnerable  bonds would be credits secured solely by sales tax revenues.

Furthermore, in 2006 the state of Florida is cutting the intangibles tax rate in half to $0.50 from $1.00. The lower tax rate will effectively  lower the taxable equivalents  yields on Florida municipal bonds which could impact the demand for the bonds.

ABOUT THE RISKS AFFECTING PUERTO RICO MUNICIPAL SECURITIES

From time to time, the funds invest in obligations of the commonwealth of Puerto
Rico and its public corporations,  which are exempt from federal, state and city or local income taxes. The majority of the commonwealth's  debt is issued by the major public  agencies  that are  responsible  for many of the  island's  public functions,  such as water,  wastewater,  highways,  electricity,  education  and public  construction.  As of December 31, 2004, public sector debt issued by the commonwealth and its public corporations totaled $35.9 billion.

Since the 1980s, Puerto Rico's economy and financial  operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced  substantial gains in employment.  Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal  Internal  Revenue Code for U.S.  corporations  doing business in Puerto Rico (see discussion  below).  The number of persons employed in Puerto Rico as of March 2005 was a  seasonally  adjusted  1.225  million,  up approximately  1.6% from the 2004  annual  average  ending  June 30,  2004.  The unemployment rate is still high, however, at 11.2% as of March 2005.

Debt  ratios  for  the   commonwealth  are  high  as  it  assumes  much  of  the
responsibility for local  infrastructure.  Sizable  infrastructure  programs are
ongoing  to  upgrade  the  island's   water,   sewer  and  road   systems.   The
commonwealth's  general  obligation  debt  is  secured  by a  first  lien on all available  revenues.  The  commonwealth  seeks to correlate the growth in public sector debt to the growth of the economic  base  available to service that debt.
However, public sector debt has increased at a greater pace than growth in gross product  over the last few  years.  Between  fiscal  years  2000 and 2004,  debt increased approximately 42.48% while gross product rose approximately 21.4%.

The  current  ratio  of  tax-supported  debt to  aggregate  personal  income  is approximately 57%, about 16 times the average level of the 50 states, and nearly five times as high as the most  heavily  indebted  of the  states.  The ratio is affected by the low levels of income in Puerto Rico (per capita income was 36.5%
of the national average in 2004) and by the large absolute amount of debt.

The  commonwealth  finished  fiscal  year 2004 with an  operating  loss of $70.5 million  (approximately  0.9% of  revenues)  which  resulted  in an ending  cash balance of $108.5 million. Puerto Rico is currently estimating another operating loss for fiscal 2005 of $67.2 million and budgeting  break-even  performance for the fiscal year 2006.

On May 19, 2005,  Moody's  downgraded  the  commonwealth's  outstanding  general obligation  debt rating to "Baa2"  from  "Baa1" and kept the  outlook  negative.
Moody's states the downgrade reflects the commonwealth's  deteriorating  general fund  condition,  a greater  than  expected  decline  in the  commonwealth-owned
Government Development Bank's net liquidity position, and a significant increase in outstanding tax supported debt. On May 24, 2005, Standard & Poor's downgraded the commonwealth's outstanding general obligation debt rating to "BBB" from "A-"
and kept the outlook negative. Standard & Poor's states the downgrade was due to the  commonwealth's  weakening  credit quality caused by a growing  general fund structural imbalance, thin financial reserves, the continual use of nonrecurring revenues,  an increasing  debt burden,  the failure to adopt a financial plan or consensus  on the 2006  budget and the  increasing  burden of the weakly  funded pension program.

As a result of 1995 federal legislation,  tax credits provided by Section 936 of the Internal  Revenue Code are being phased out over a ten-year period ending in tax year  2005.  Section  936 has  offered  an  important  economic  development incentive for Puerto Rico,  providing a particular impetus for the manufacturing sector.  For U.S.  corporations  doing  business  in Puerto  Rico,  Section  936 generally  eliminated the U.S. tax on income related to their island operations.
It granted  these  corporations  tax credits to offset  federal tax liability on earnings  from Puerto Rico  operations  (active  income) and  permitted  them to invest such earnings in qualified  investments  in Puerto Rico (passive  income)
with interest  earned free from U.S.  tax. As a result of the 1996  legislation, the active income  credit has been reduced and is no longer  available to new or expanded  operations in Puerto Rico.  It will also be phased out entirely  after tax year 2005. The passive income credit has already been eliminated entirely.

To offset the loss of the 936 tax credit,  in 1998, the commonwealth  passed the
Tax  Incentives  Law that provided for various tax  reduction/incentives.  While this  law may  promote  development,  it must be  balanced  by the  costs of the development  in terms of lost tax  dollars.  The risk Puerto Rico faces is being too generous with tax incentives,  whereby,  government  revenues are negatively impacted by development incentives.

Another  long-term issue, with broad  implications for the commonwealth,  is the question of political  status - specifically,  the potential for a transition to statehood,  as  contemplated  by proposed  federal  legislation  in 1999 and the subject  of a  non-binding  plebiscite  in Puerto  Rico in  December  1998.  The statehood  option in the 1998  plebiscite  received  the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.

A potential  long-term credit concern for Puerto Rico is the impact of eCommerce on tax collections.  The  proliferation of eCommerce  spending could potentially impact  municipal  credit quality since eCommerce  spending is exempt from sales taxes.  The most  vulnerable  bonds would be credits secured solely by sales tax revenues.

An  additional  long  term  risk is the  commonwealth's  dependence  on  capital intensive  manufacturing  industries  which  represent  43% of the island's GDP, especially the pharmaceuticals industry (26% of the island's GDP).

A final  risk  factor  with the  commonwealth  is the large  amount of  unfunded pension liabilities.  The main public pension system is largely underfunded. The funded ratio of the plan is 17% with a total unfunded liability of $9.2 billion.
A measure enacted by the legislature in 1990 is designed to address the solvency of the plan over a 50-year period.

MUNICIPAL NOTES

Each fund may  invest in  municipal  notes,  which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  anticipation  notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  anticipation  notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  anticipation  notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of up to 365 days (most  commonly  ranging from two to 270 days)  issued to finance  seasonal
cash  flow  needs  or  to  provide  short-term   financing  in  anticipation  of
longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash  flow  needs of state  governments  at the end of a fiscal  year and in the early weeks of the  following  fiscal  year.  These  warrants  are payable  from unapplied  money in the state's  General  Fund,  including  the proceeds of RANs issued  following  enactment  of a state  budget or the  proceeds  of  refunding warrants issued by the state.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two principal classifications: general obligation bonds and revenue bonds.

General  obligation (GO) bonds are issued by states,  counties,  cities,  school districts,  towns and regional  districts to fund a variety of public  projects, including  construction of and improvements to schools,  highways, and water and sewer  systems.  GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal,  although such levies may be  constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges, tunnels, air and seaport facilities, schools and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the  facility's operator to meet financial  obligations,  and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate.  Variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The funds  may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The portfolio  managers  expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some  obligations with term puts attached may be issued by  municipalities.  The portfolio  managers may buy  securities  with puts attached to keep a fund fully
invested  in  municipal   securities  while  maintaining   sufficient  portfolio
liquidity to meet redemption requests or to facilitate  management of the fund's investments. To ensure that the interest on municipal securities subject to puts is  tax-exempt  to the  funds,  the  advisor  limits  the  funds' use of puts in accordance with applicable  interpretations  and rulings of the Internal Revenue
Service (IRS).

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the advisor under the direction of the Board of Trustees.

TENDER OPTION BONDS

Tender option bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to the money market fund. However, any of the funds may purchase these instruments.

TOBs are created by municipal  bond dealers who purchase  long-term,  tax-exempt bonds place the  certificates  in trusts,  and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below the requirements under Rule 2a-7.

The  portfolio  managers  also take steps to  minimize  the risk that a fund may realize  taxable  income as a result of holding  TOBs.  These  steps may include consideration  of (1) legal opinions  relating to the  tax-exempt  status of the underlying  municipal bonds, (2) legal opinions relating to the tax ownership of the underlying  bonds, and (3) other elements of the structure that could result in  taxable  income or other  adverse  tax  consequences.  After  purchase,  the portfolio  managers  monitor  factors  related to the  tax-exempt  status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may engage in municipal  securities  transactions  on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are  known as  dollar-rolls,  buy/sell  back  transactions,  cash-and-carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward  commitment  agreements.  If fluctuations in the value of securities  held cause more than 50% of a fund's  total  assets to be  committed under when-issued or forward commitment agreements,  the portfolio managers need not sell such agreements, but they will be restricted from entering into further agreements  on behalf of the fund until the  percentage  of assets  committed to such agreements is below 50% of total assets.

MUNICIPAL LEASE OBLIGATIONS

Each fund may invest in municipal lease obligations.  These  obligations,  which may take the form of a lease,  an installment  purchase,  or a conditional  sale contract,  are issued by state and local  governments and authorities to acquire land and a wide variety of equipment and facilities.  Generally,  the funds will not hold such obligations directly as a lessor of the property but will purchase a participation  interest in a municipal  lease  obligation from a bank or other third party.

Municipal  leases  frequently  carry risks distinct from those  associated  with general  obligation  or revenue  bonds.  State  constitutions  and  statutes set requirements that states and  municipalities  must meet to incur debt. These may include  voter  referenda,  interest  rate limits or public  sale  requirements.
Leases,  installment  purchases or conditional  sale contracts  (which  normally provide for title to the leased  asset to pass to the  government  issuer)  have evolved  as a way for  government  issuers  to acquire  property  and  equipment without meeting  constitutional  and statutory  requirements for the issuance of debt.

Many leases and contracts include  nonappropriation  clauses, which provide that the  governmental  issuer has no  obligation to make future  payments  under the lease  or  contract  unless  money is  appropriated  for  such  purposes  by the appropriate  legislative  body on a yearly or other  periodic  basis.  Municipal
lease   obligations  also  may  be  subject  to  abatement  risk.  For  example, construction  delays or  destruction of a facility as a result of an uninsurable disaster  that  prevents  occupancy  could result in all or a portion of a lease payment not being made.

INVERSE FLOATERS

The funds (except Tax-Free Money Market) may hold inverse  floaters.  An inverse floater is a type of derivative  security that bears an interest rate that moves inversely to market  interest rates. As market interest rates rise, the interest rate  on  inverse  floaters  goes  down,  and  vice  versa.  Generally,  this is accomplished  by  expressing  the  interest  rate on the  inverse  floater as an above-market  fixed  rate  of  interest,  reduced  by an  amount  determined  by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust  or (2) an  issuer  seeking  to  reduce  interest  expenses  by  using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

o    Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

o    Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to "put back"  their  interests  to the issuer or to a third  party.  If a
Dutch  Auction  fails,  the floater  holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a  predetermined  rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

LOWER-QUALITY BONDS

As indicated in the  prospectuses,  an  investment  in  High-Yield  Municipal or
Long-Term  Tax-Free  carries  greater risk than an investment in the other funds because these two funds may invest in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market  values of  higher-quality  bonds tend to  correspond to market interest rate changes,  the market values of lower-quality bonds tend to reflect the  financial  condition  of their  issuers.  The  ability of an issuer to make payment could be affected by litigation,  legislation or other political events, or  the  bankruptcy  of the  issuer.  Lower-quality  municipal  bonds  are  more susceptible to these risks than  higher-quality  municipal  bonds.  In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk.  The  issuer's  ability to service its debt  obligations  may be adversely  affected  by  an  economic  downturn,  weaker-than-expected  economic development,  a period of rising interest rates, the issuer's  inability to meet projected  revenue  forecasts,  a  higher  level of  debt,  or a lack of  needed additional financing.

The market for  lower-quality  bonds  tends to be  concentrated  among a smaller number of dealers than the market for  higher-quality  bonds. This market may be dominated by dealers and institutions  (including mutual funds),  rather than by individuals.  To the extent that a secondary  trading  market for  lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds.  Limited  liquidity in the secondary  market may adversely  affect market prices and hinder the advisor's  ability to dispose of particular  bonds when it determines that it is in the best interest of a fund to do so. Reduced liquidity also may hinder the advisor's  ability to obtain market  quotations for purposes of valuing a fund's portfolio and determining its net asset value.

The  advisor  continually   monitors  securities  to  determine  their  relative
liquidity.

A fund may incur  expenses in excess of its  ordinary  operating  expenses if it becomes  necessary  to  seek  recovery  on  a  defaulted  bond,  particularly  a lower-quality bond.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate.  For the non-money market funds,  these investments may
include  investments  in  money  market  funds  managed  by  the  advisor.   Any
investments  in money  market  funds  must be  consistent  with  the  investment policies and restrictions of the fund making the investment.

STRUCTURED AND DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in structured  securities and securities that are commonly referred to as derivative securities.

Structured  investments  involve the transfer of specified financial assets to a special  purpose entity,  generally a trust, or the deposit of financial  assets with a custodian,  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Structured  investments  are  traded  over the  counter  in the same  manner  as traditional  municipal securities.  The cash flow on the underlying  instruments may be  apportioned  among  the newly  issued  structured  securities  to create
securities   with  different   investment   characteristics,   such  as  varying
maturities,  payment  priorities,   interest  rate  provisions,  and  prepayment
characteristics, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  If the structured  security  involves no credit  enhancement,  its credit risk generally will be equivalent to that of the underlying instruments.

Structured  investments  include,  for example,  single family and  multi-family
residential    mortgage-backed   securities   and   commercial   mortgage-backed
securities.  Structured  investments may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from,  the  performance of certain  underlying  assets or benchmarks, such as interest rates, indices or other financial or non-financial  indicators.
The value of these  securities,  and hence their total  return,  is  typically a function  of the  price  movement  of the  underlying  asset or  changes  in the underlying benchmark.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest  rates or securities prices,  and for cash management  purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There  are a range  of risks  associated  with  investments  in  structured  and derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the issuer of the  structured  or  derivative  security  (the counterparty) will fail to perform its obligations.

In addition,  structured  securities are subject to the risk that the issuers of the  underlying  securities  may be unable or unwilling to repay  principal  and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts (prepayment risk).

The return on a derivative  security may  increase or decrease,  depending  upon changes  in the  reference  index  or  instrument  to  which  it  relates.  Some derivative  securities are in many respects like any other investment,  although they may be more volatile or less liquid than more traditional debt securities.

A fund  may not  invest  in a  structured  or  derivative  security  unless  the reference index, the underlying  assets or the instrument to which it relates is an eligible  investment for the fund. For example,  a security whose  underlying value is  linked  to the  price of oil  would  not be a  permissible  investment because the funds may not invest in oil and gas leases or futures.

To manage the risks of investing in structured  and derivative  securities,  the advisor has adopted,  and the funds' Board of Trustees  has  reviewed,  a policy regarding  investments in derivative  securities.  That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and  provides,  among other  things,  that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the  investment.  The policy also  establishes  a  committee  that must review certain  proposed  purchases before the purchases can be made. A fund may not invest in a structured or derivative security if its credit,  interest rate, liquidity,  counterparty  and  other  risks  associated  with  ownership  of the security are outside acceptable limits set forth in the fund's prospectus.

SINGLE- AND MULTI-FAMILY MORTGAGE-RELATED SECURITIES

A  single-or  multi-family  mortgage-backed  security  represents  an  ownership interest  in a  pool  of  mortgage  loans.  The  loans  are  made  by  financial institutions  or  municipal  agencies  to  finance  home and other  real  estate purchases. As the loans are repaid,  investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at maturity, single- or multi-family mortgage-backed securities return principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on single- or  multi-family  mortgage-backed  securities is irregular.  If mortgage holders  sell their homes,  refinance  their  loans,  prepay their  mortgages or default on their loans, the principal may be distributed pro rata to investors.

As with other  fixed-income  securities,  the prices of single- or  multi-family mortgage-backed  securities  fluctuate in response to changing  interest  rates;
when interest rates fall, the prices of these  securities  rise, and vice versa.
Changing  interest  rates  have  additional   significance  for  mortgage-backed
securities  investors,  however,  because they influence  prepayment  rates (the rates at which mortgage  holders prepay their  mortgages),  which in turn affect
the  yields  on  mortgage-backed   securities.   When  interest  rates  decline,
prepayment  rates  generally  increase.  Mortgage  holders take advantage of the opportunity  to  refinance  their  mortgages  at lower rates with lower  monthly payments.  When  interest  rates rise,  mortgage  holders  are less  inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether  the  mortgage-backed  security  was  purchased  at a  premium  or  at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

SWAP AGREEMENTS

Each fund, other than money markets,  may invest in swap agreements,  consistent with its  investment  objective  and  strategies.  A fund may enter  into a swap agreement in order to, for  example,  attempt to obtain or preserve a particular return or  spread at a lower  cost  than  obtaining  a return or spread  through purchases and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage duration to protect against any increase in the price of  securities  the fund  anticipates  purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The funds may  enhance  returns by  selling  protection  or attempt to  mitigate credit risk by buying  protection.  Market  supply and demand  factors may cause distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

FUTURES AND OPTIONS

Each non-money market fund may enter into futures contracts,  options or options on futures  contracts.  Futures  contracts provide for the sale by one party and purchase by another party of a specific  security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.  The funds do not use futures and options transactions for speculative purposes.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading  Commission  (CFTC),  a U.S.  government  agency.  The funds may engage in futures and options  transactions  based on securities indices such as the Bond Buyer Index of Municipal  Bonds,  provided  that the  transactions  are consistent with the fund's investment  objectives.  The funds also may engage in futures and options  transactions  based on  specific  securities,  such as U.S.
Treasury bonds or notes.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund  purchases  or sells a bond,  no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying debt securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge  interest  rate  trends  incorrectly,  futures  and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting the  contracts  entered into on behalf of the funds to those traded on national  futures  exchanges  and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.
The daily  limit  establishes  the  maximum  amount  that the price of a futures contract may vary either up or down from the previous day's  settlement price at the end of the  trading  session.  Once the daily  limit has been  reached  in a particular type of contract, no trades may be made on that day at a price beyond the  limit.  However,  the daily  limit  governs  only price  movement  during a particular  trading day and,  therefore,  does not limit  potential  losses.  In addition,  the daily limit may prevent  liquidation  of  unfavorable  positions.
Futures contract prices have  occasionally  moved to the daily limit for several consecutive  trading days with little or no trading,  thereby  preventing prompt liquidation  of  futures  positions  and  subjecting  some  futures  traders  to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each non-money market fund may enter into futures contracts,  options or options on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in amount  sufficient to cover its  obligations  under the futures contracts and options.

MUNICIPAL BOND INSURERS

Securities  held by the funds may be (a)  insured  under a  new-issue  insurance policy  obtained by the issuer of the security or (b) insured  under a secondary market  insurance  policy  purchased by the fund or a previous bond holder.  The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

Ambac Financial  Group,  Inc.  (AMBAC) is a  Delaware-domiciled  stock insurance corporation.  Ambac Assurance Corporation is a wholly owned subsidiary of AMBAC, a publicly held company. Ambac Assurance Corporation's  claims-paying ability is rated  Aaa/AAA/AAA by Moody's  Investors  Service,  Inc.  (Moody's),  Standard &
Poor's Corporation (S&P) and Fitch, Inc. (Fitch), respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation,  a  Delaware  corporation.  FGIC's  claims-paying  ability is rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

MBIA Insurance  Corporation (MBIA) is a monoline  insurance company,  which is a wholly owned  subsidiary of MBIA Inc.  organized as a  Connecticut  corporation.
MBIA's  claims-paying  ability is rated  Aaa/AAA/AAA by Moody's,  S&P and Fitch, respectively.

Financial  Security  Assurance  Inc.  (FSA) is a  financial  guaranty  insurance company  operated  in New York,  which  became a  separately  capitalized  Dexia subsidiary in 2000. FSA's claims-paying ability is rated Aaa/AAA/AAA by Moody's,
S&P and Fitch, respectively.

XL Capital Assurance Inc. (XLCA) was formed in 1999 as an indirect, wholly owned
New York-domiciled subsidiary of XL Capital Ltd. XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

CDC IXIS  Financial  Guaranty North America (CIFG NA) is a  U.S.-domiciled  bond insurance  company,  which  is a  wholly  owned  subsidiary  of  CIFG,  a France domiciled bond insurance company. CIFG is a subsidiary of CIFG Holding, which in turn is owned by Caisse Nationale des Caisses d'Epargne et de Prevoyance (CNCE).
CNCE's capital is 65% owned by 34 regional  French banks and 35% owned by Caisse des  Depots et  Consignations  (CDC),  a  financial  institution  that  performs public-interest  missions  on behalf of  France's  central,  regional  and local
governments.   CIFG  NA  is  rated  Aaa/AAA/AAA  by  Moody's,   S&P  and  Fitch,
respectively.

Radian Asset  Assurance Inc.  (Radian) is the surviving  entity and name for the former Asset Guaranty. Radian is an operating subsidiary of Radian Group Inc., a
Delaware corporation. Radian's claims-paying ability is rated Aa3/AA/AA.

American  Capital  Access  (ACA) is a  subsidiary  of  American  Capital  Access
Holdings, Inc. The parent company successfully recapitalized the company in 2004 which  resulted in changes to both the ownership  structure  and the  percentage owned by each  existing  owner.  Bear  Stearns  Merchant  Banking,  which is the private equity arm of Bear Stearns,  is now the lead investor.  ACA is currently rated single-A by S&P.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of a fund offering redeemable securities is a question of fact for the
Board  of  Trustees  to  determine,  such  determination  to  be  based  upon  a consideration  of the readily  available  trading  markets and the review of any contractual restrictions.  Accordingly, the Board of Trustees is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Trustees of the funds has delegated the day-to-day  function of determining  the liquidity  of Rule  144A  securities  to the  advisor.  The  board  retains  the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is illiquid.  In such an event,  the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

OTHER INVESTMENT COMPANIES

Each  fund  may  invest  up to 10% of  its  total  assets  in  other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to:

o  3% of the total voting stock of any one investment company;

o  5% of the fund's total assets with respect to any one investment company; and

o  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  A fund may  purchase an ETF to  temporarily  gain  exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds' investment restrictions,  the party identified as the
"issuer"  of a  municipal  security  depends on the form and  conditions  of the security.  When the assets and revenues of a political  subdivision are separate from those of the government  that created the  subdivision  and the security is backed only by the assets and revenues of the  subdivision,  the  subdivision is deemed the sole  issuer.  Similarly,  in the case of an  Industrial  Development
Bond,   if  the  bond  were  backed  only  by  the  assets  and  revenues  of  a non-governmental  user,  the  non-governmental  user  would be  deemed  the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security,  the guarantee  would be considered a separate  security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment) in an amount not exceeding 33 1/3% of
                              the fund's total assets.
--------------------------------------------------------------------------------
Lending                       A fund may not lend any security or make any other
                              loan if, as a result,  more than  33 1/3%  of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.
--------------------------------------------------------------------------------
Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.
--------------------------------------------------------------------------------
Concentration                 A fund  may not  concentrate  its  investments  in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities).
--------------------------------------------------------------------------------
Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.
--------------------------------------------------------------------------------
Control                       A fund may not invest for  purposes of  exercising
                              control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower than the costs of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services;  for example,  gas, gas transmission,  electric and gas,  electric,  and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT              POLICY
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Futures             A fund may enter into  futures  contracts  and write and buy
 and Options        put and call options relating to futures  contracts.  A fund may not,  however,  enter into leveraged  transactions if it would  be  possible  for  the  fund to lose  more  than  the notional value of the investment.  The money market fund may not purchase or sell futures contracts or call options. This limitation  does  not  apply  to  options  attached  to,  or
                    acquired  or  traded   together   with,   their   underlying
                    securities,   and  does  not   apply  to   securities   that
                    incorporate   features   similar   to   options  or  futures
                    contracts.
--------------------------------------------------------------------------------
Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its net assets (10% for the money market fund) would be invested
                    in  illiquid   securities.   Illiquid   securities   include
                    repurchase agreements not entitling the holder to payment of principal and interest within seven days and securities that are illiquid by virtue of legal or contractual  restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.
--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by U.S.
     government securities; and

(3)  other money market funds.

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective and may generate taxable income.

PORTFOLIO TURNOVER

The  portfolio  turnover  rate of each fund  (except the money  market  fund) is listed in the Financial  Highlights  table in the  prospectuses.  Because of the short-term  nature of the money market fund's  investments,  portfolio  turnover rates are not generally used to evaluate their trading activities.

MANAGEMENT

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  Those listed as  interested  trustees  are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc.  (ACC) or its wholly owned,  direct or indirect,  subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM);  the funds'  principal  underwriter,  American  Century  Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services,
LLC (ACS).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including ACIM, ACIS and ACS. The trustees serve in this capacity for eight  registered  investment  companies in the American  Century  family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies  advised by ACIM or American  Century  Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, except as noted. Only officers with  policy-making  functions are listed. No officer is compensated  for his or her  service  as an  officer  of the  funds.  The listed officers are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

INTERESTED TRUSTEES
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
(September 2000 to present);  President, ACC (June 1997 to present). Also serves as: Chief  Executive  Officer and  President,  ACIS,  ACGIM,  ACIM and other ACC subsidiaries;  Executive Vice President,  ACS; Director,  ACC, ACGIM, ACIM, ACS,
ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: Chief Financial Officer,  BROCADE
COMMUNICATIONS   SYSTEMS,   INC.   (May  2001  to  present);   Vice   President,
Administration, BROCADE COMMUNICATIONS SYSTEMS, INC. (November 2004 to present);
Vice President,  Finance, BROCADE COMMUNICATIONS SYSTEMS, INC. (November 2000 to
November 2004)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL   OCCUPATION(S)  DURING  PAST  5  YEARS:  Member  and  Manager,  REGIS
MANAGEMENT  COMPANY,  LLC (April  2004 to  present);  Partner and  Founder,  BAY
PARTNERS  (Venture  capital firm,  1976 to present);  Partner and Founder,  WARE
& FREIDENRICH (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and  Business,  STANFORD  LAW  SCHOOL  (1979 to  present);  Marc  and Eva  Stern
Professor  of Law and  Business,  COLUMBIA  UNIVERSITY  SCHOOL  OF LAW  (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2001

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Co-Chief  Executive  Officer and
Chief  Investment  Officer,  OFFIT HALL CAPITAL  MANAGEMENT,  LLC (April 2002 to
present);  President and Managing Director,  LAUREL MANAGEMENT  COMPANY,  L.L.C.
(1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1980

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5  YEARS:  Chairman,  OAK  HILL  PLATINUM
PARTNERS, and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present); Frank E.
Buck Professor of  Finance-Emeritus,  STANFORD GRADUATE SCHOOL OF BUSINESS (1981
to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER  DIRECTORSHIPS  HELD  BY  TRUSTEE:  Director,  DIMENSIONAL  FUND  ADVISORS
(investment  advisor,  1982 to present);  Director,  CHICAGO MERCANTILE EXCHANGE
(2000 to present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2002

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS:  Professor of Economics,  STANFORD
UNIVERSITY (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director,  CADENCE DESIGN SYSTEMS (1992 to
present);   Director,  WATSON  WYATT  WORLDWIDE  (2002  to  present);  Director,
PALMSOURCE INC. (2002 to present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1984

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Retired,  Director  and Partner,
WINDY HILL PRODUCTIONS, LP (educational software)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director,  QUINTUS CORPORATION (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: See entry above under "Interested
Trustees."

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Executive  Vice  President,  ACC
(November 2005 to present); Managing Director, Morgan Stanley

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S)  HELD  WITH  FUNDS:  Senior  Vice  President,  Treasurer  and  Chief
Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer,  ACC (January
1995 to  present).  Also  serves  as:  Senior  Vice  President,  ACS;  Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 1998

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice  President  and  General  Counsel,  ACGIM,  ACIM,  ACIS,  ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS, ACIM
AND ACGIM  (March  2005 to  present);  Vice  President,  ACS  (February  2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

C. JEAN WADE, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUNDS: Controller(1)

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Investment Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (October 2001
to present);  Vice President,  Corporate Tax, ACS (April 1998 to present);  Vice
President, ACGIM, ACIM, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs  of the  funds and may amend and  repeal  them to the  extent  that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting of two or more trustees who may exercise the powers and  authority  of the board to the extent that the  trustees  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

--------------------------------------------------------------------------------

COMMITTEE: Audit and Compliance

MEMBERS: Antonio Canova, Ronald J. Gilson, Jeanne D. Wohlers

FUNCTION:  The Audit and  Compliance  Committee  approves the  engagement of the funds'  independent  registered public accounting firm,  recommends  approval of such engagement to the independent trustees,  and oversees the activities of the funds'  independent  registered public  accounting firm. The committee  receives reports from the advisor's  Internal Audit  Department,  which is accountable to the committee.  The committee also receives  reporting about compliance  matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

COMMITTEE: Corporate Governance

MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION:  The  Corporate  Governance  Committee  reviews board  procedures  and
committee  structures.   It  also  considers  and  recommends   individuals  for
nomination as trustees.  The names of potential trustee  candidates may be drawn from a number of sources,  including  recommendations from members of the board,
management  (in  the  case  of  interested   trustees  only)  and  shareholders.
Shareholders may submit trustee nominations to the Corporate Secretary, American
Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be  forwarded  to the  committee  for  consideration.  The  committee  also  may recommend the creation of new committees,  evaluate the membership  structure of new and existing  committees,  consider the  frequency and duration of board and committee  meetings  and  otherwise  evaluate the  responsibilities,  processes, resources, performance and compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------

COMMITTEE: Portfolio

MEMBERS:  Myron S. Scholes, John Freidenrich,  Kathryn A. Hall, William M. Lyons
(ad hoc)

FUNCTION:  The Portfolio  Committee reviews quarterly the investment  activities and  strategies  used to manage fund assets.  The committee  regularly  receives reports from portfolio managers,  credit analysts and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, William M. Lyons (ad hoc)

FUNCTION:  The  Quality of Service  Committee  reviews  the level and quality of transfer  agent  and  administrative  services  provided  to the funds and their shareholders.  It receives and reviews reports comparing those services to those of fund  competitors  and seeks to improve  such  services  where  feasible  and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES

The  trustees  serve  as  trustees  or  directors  for  eight  American  Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation for service as a member of the board of all eight such  companies  based on a schedule  that takes into account the  number  of  meetings  attended  and the  assets  of the funds for which the meetings  are  held.  These  fees and  expenses  are  divided  among  the  eight investment  companies based, in part, upon their relative net assets.  Under the terms of the management  agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods indicated and by the eight investment  companies served by this board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 2005

                                                        TOTAL COMPENSATION FROM
                               TOTAL COMPENSATION       THE AMERICAN CENTURY
NAME OF TRUSTEE                FROM THE FUNDS(1)        FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Antonio Canova(3)              $10,429                    $30,500
--------------------------------------------------------------------------------
Albert A. Eisenstat(4)         $12,657                    $89,750
--------------------------------------------------------------------------------
John Freidenrich(5)            $11,321                    $66,290
--------------------------------------------------------------------------------
Ronald J. Gilson               $24,197                   $164,250
--------------------------------------------------------------------------------
Kathryn A. Hall                $12,537                    $88,750
--------------------------------------------------------------------------------
Myron S. Scholes               $12,665                    $90,250
--------------------------------------------------------------------------------
Kenneth E. Scott (6)           $10,964                    $89,750
--------------------------------------------------------------------------------
John B. Shoven                 $13,178                    $94,000
--------------------------------------------------------------------------------
Jeanne D. Wohlers              $13,022                    $92,750
--------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION  PAID TO THE  TRUSTEES FOR FISCAL YEAR ENDED MAY 31,
     2005,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE TRUSTEES
     UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'  DEFERRED
     COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     EISENSTAT,  $89,750; MR. GILSON,  $164,250; MS. HALL, $72,125; MR. SCHOLES,
     $90,250; MR. SCOTT, $89,750; MR. SHOVEN, $94,000; AND MS. WOHLERS, $41,650.

(3)  MR. CANOVA JOINED THE BOARD ON MARCH 1, 2005.

(4)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(5)  MR.  FREIDENRICH  JOINED THE TRUST'S  ADVISORY BOARD ON AUGUST 26, 2004. HE
     JOINED THE BOARD OF TRUSTEES ON MARCH 1, 2005.

(6)  MR. SCOTT RETIRED FROM THE BOARD ON JANUARY 12, 2006.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts are credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump-sum  payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended May 31, 2005.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2005, as shown in the tables below. Because Long-Term Tax-Free was not in operation as of the calendar year end, it is not included in the table below.

                                                                NAME OF TRUSTEES
---------------------------------------------------------------------------------------------
                                                   WILLIAM M.  ANTONIO     JOHN      RONALD J.
                                                     LYONS     CANOVA   FREIDENRICH  GILSON
---------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     Arizona Municipal Bond                            A                                A
---------------------------------------------------------------------------------------------
     Florida Municipal Bond                            A                                A
---------------------------------------------------------------------------------------------
     High-Yield Municipal                              A                                A
---------------------------------------------------------------------------------------------
     Tax-Free Bond                                     A                                A
---------------------------------------------------------------------------------------------
     Tax-Free Money Market                             C                                A
---------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE OF EQUITY                       E                                E
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------

                                                             NAME OF TRUSTEES
--------------------------------------------------------------------------------------------
                                               MYRON S.   JOHN B.     JEANNE D.   KATHRYN A.
                                                SCHOLES    SHOVEN      WOHLERS       HALL
--------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
     Arizona Municipal Bond                        A         A            A           A
--------------------------------------------------------------------------------------------
     Florida Municipal Bond                        A         A            A           A
--------------------------------------------------------------------------------------------
     High-Yield Municipal                          A         A            A           A
--------------------------------------------------------------------------------------------
     Tax-Free Bond                                 A         A            A           A
--------------------------------------------------------------------------------------------
     Tax-Free Money Market                         A         A            A           A
--------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE OF EQUITY                   E         E            E           D
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The  funds,  their  investment   advisor  and  principal   underwriter  and,  if
applicable,  subadvisor  have  adopted a Code of Ethics  under Rule 17j-1 of the
Investment Company Act. The Code of Ethics permits personnel subject to the code to invest in securities,  including  securities that may be purchased or held by the  funds,  provided  that  they  first  obtain  approval  from the  compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals

     o    Cumulative Voting

     o    Staggered Boards

     o    "Blank Check" Preferred Stock

     o    Elimination of Preemptive Rights

     o    Non-targeted Share Repurchase

     o    Increase in Authorized Common Stock

     o    "Supermajority" Voting Provisions or Super Voting Share Classes

     o    "Fair Price" Amendments

     o    Limiting the Right to Call Special Shareholder Meetings

     o    Poison Pills or Shareholder Rights Plans

     o    Golden Parachutes

     o    Reincorporation

     o    Confidential Voting

     o    Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Directors Tenure

o    Directors' Stock Options Plans

o    Directors' Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a  committee  of the  independent  trustees of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's Web site at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on  americancentury.com  at the time the filings are made.  Top 10 holdings  for each fund will be made available for distribution  monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately  the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of October 26,
2005 are as follows:

o    Aetna, Inc.

o    American Fidelity Assurance Co.

o    AUL/American United Life Insurance Company

o    Ameritas Life Insurance Corporation

o    Annuity Investors Life Insurance Company

o    Asset Services Company L.L.C.

o    Bell Globemedia Publishing

o    Bellwether Consulting, LLC

o    Bidart & Ross

o    Business Men's Assurance Co. of America

o    Callan Associates, Inc.

o    Cleary Gull Inc.

o    Commerce Bank, N.A.

o    Connecticut General Life Insurance Company

o    Defined Contribution Advisors, Inc.

o    EquiTrust Life Insurance Company

o    Farm Bureau Life Insurance Company

o    First MetLife Investors Insurance Company

o    Fund Evaluation Group, LLC

o    The Guardian Life Insurance & Annuity Company, Inc.

o    Hewitt Associates LLC

o    ICMA Retirement Corporation

o    ING Life Insurance Company & Annuity Co.

o    Investors Securities Services, Inc.

o    Iron Capital Advisors

o    J.P. Morgan Retirement Plan Services LLC

o    Jefferson National Life Insurance Company

o    Jefferson Pilot Financial

o    Jeffrey Slocum & Associates, Inc.

o    Kansas City Life Insurance Company

o    Kmotion, Inc.

o    The Lincoln National Life Insurance Company

o    Lipper Inc.

o    Manulife Financial

o    Massachusetts Mutual Life Insurance Company

o    Merrill Lynch

o    MetLife Investors Insurance Company

o    MetLife Investors Insurance Company of California

o    Midland National Life Insurance Company

o    Minnesota Life Insurance Company

o    Morgan Stanley DW, Inc.

o    Morningstar Associates LLC

o    Morningstar Investment Services, Inc.

o    National Life Insurance Company

o    Nationwide Financial

o    NT Global Advisors, Inc.

o    NYLIFE Distributors, LLC

o    Principal Life Insurance Company

o    Prudential Financial

o    Rocaton Investment Advisors, LLC

o    S&P Financial Communications

o    Scudder Distributors, Inc.

o    Security Benefit Life Insurance Co.

o    Smith Barney

o    SunTrust Bank

o    Symetra Life Insurance Company

o    Trusco Capital Management

o    Union Bank of California, N.A.

o    The Union Central Life Insurance Company

o    VALIC Financial Advisors

o    VALIC Retirement Services Company

o    Vestek Systems, Inc.

o    Wachovia Bank, N.A.

o    Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

     (1)  Full holdings quarterly as soon as reasonably available;

     (2)  Full holdings monthly as soon as reasonably available;

     (3)  Top 10 holdings monthly as soon as reasonably available; and

     (4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Trustees  exercises  oversight of  disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February x, 2006,  the  following  shareholders,  beneficial or of record, owned  more than 5% of the  outstanding  shares of any class of a fund.  Because
Long-Term  Tax-Free  was not in  operation  as of  February  x, 2006,  it is not included in the table below.

                                                PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                           SHARES OWNED     SHARES OWNED
CLASS      SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND
--------------------------------------------------------------------------------
   Investor

          Charles Schwab & Co., Inc.                  30%              0%
          San Francisco, California
--------------------------------------------------------------------------------
   A

          American Enterprise Investment Svcs         23%              0%
          Minneapolis, Minnesota

          Charles Schwab & Co., Inc.                  21%              0%
          San Francisco, California

          NFS LLC FEBO#                               20%             20%
          Yahn Rev TR, Philip Yahn
          Amado, Arizona

          NFS LLS FEBO#                                8%              8%
          Albert & Dorothy Felsen Trust, Albert
          Felsen
          Sierra Vista, Arizona

          NFS LLC FEBO#                                7%              7%
          Jeris D. Slayback TR
          Jeris D. Slayback Rev TR
          Tucson, Arizona
--------------------------------------------------------------------------------
   B

          American Century Investment                100%            100%
          Management, Inc.
          Kansas City, Missouri
--------------------------------------------------------------------------------
   C

          MLPF&S, Inc.                                78%              0%
          Jacksonville, Florida

          American Enterprise Investment Svcs         19%              0%
          Minneapolis, Minnesota
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
   Investor

          Charles Schwab & Co., Inc.                  29%              0%
          San Francisco, California

          Phyllis S Gunton and WE Gunton TR            6%              0%
          PS Gunton Trust
          Naples, Florida
--------------------------------------------------------------------------------
   A

          Charles Schwab & Co., Inc.                  62%              0%
          San Francisco, California

          MLPF&S, Inc.                                20%              0%
          Jacksonville, Florida

          American Enterprise Investment Svcs          5%              0%
          Minneapolis, Minnesota
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                           SHARES OWNED     SHARES OWNED
CLASS      SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
   B

       American Enterprise Investment Svcs            72%              0%
       Minneapolis, Minnesota

       NFS LLC FEBO #                                 16%             16%
       John N. Ross
       Sarasota, Florida

       American Century Investment                     9%              9%
       Management, Inc.
       Kansas City, Missouri
--------------------------------------------------------------------------------
   C

       MLPF&S, Inc.                                   73%              0%
       Jacksonville, Florida

       American Enterprise Investment Svcs             6%              0%
       Minneapolis, Minnesota
--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
   Investor

       MLPF&S                                         14%              0%
       Jacksonville, Florida

       National Financial Services Corp.              10%              0%
       New York, New York

       Pershing LLC                                    7%              0%
       Jersey City, New Jersey

       National Inv Svcs Corp                          5%              0%
       New York, New York
--------------------------------------------------------------------------------
   A

       Charles Schwab & Co., Inc.                     57%              0%
       San Francisco, California

       MLPF&S, Inc.                                    6%              0%
       Jacksonville, Florida

--------------------------------------------------------------------------------
   B

       MLPF&S, Inc.                                   40%              0%
       Jacksonville, Florida
--------------------------------------------------------------------------------
   C

       MLPF&S, Inc.                                   52%              0%
       Jacksonville, Florida
--------------------------------------------------------------------------------
TAX-FREE BOND
--------------------------------------------------------------------------------
   Investor

       Charles Schwab & Co., Inc.                     27%              0%
       San Francisco, California
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                           SHARES OWNED     SHARES OWNED
CLASS      SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
TAX-FREE BOND
--------------------------------------------------------------------------------
   Investor

       MLPF&S, Inc.                                    7%              0%
       Jacksonville, Florida

       PFPC Wrap Services FBO                          6%              0%
       Morningstar MP Clients
       King of Prussia, Pennsylvania
--------------------------------------------------------------------------------
   Institutional

       Charles Schwab & Co., Inc.                     42%              0%
       San Francisco, California

       Raymond James & Assoc Inc.                     28%             28%
       FBO Christensen Eri
       St. Petersburg, Florida

       Raymond James & Assoc Inc.                     10%             10%
       FBO Pinkston Kennet
       St. Petersburg, Florida

       Raymond James & Assoc Inc.                      6%              6%
       FBO Adair Michael
       St. Petersburg, Florida

       Raymond James & Assoc Inc.                      5%              5%
       FBO Allen JP
       St. Petersburg, Florida
--------------------------------------------------------------------------------
   Advisor

       American Century Investment                   100%            100%
       Management, Inc.
       Kansas City, Missouri
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------
   Investor

       American Century Ventures II, LLC               6%              6%
       Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than 5% of any class of a fund's outstanding shares or more than 25% of the voting securities of American Century Municipal Trust. A shareholder  owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling  person.  The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other  shareholders.  As of February x, 2006,  the  officers and trustees of the funds, as a group,  owned less than 1% of all classes of the funds'  outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM or the advisor) serves as the investment advisor for each of the funds. A description of the  responsibilities of the advisor appears in the prospectuses under the heading MANAGEMENT.

For  the  services  provided  to the  funds,  the  advisor  receives  a  unified management  fee based on a  percentage  of the net  assets of a fund.  Form more information about the unified  management fee, see THE INVESTMENT  ADVISOR under the heading MANAGEMENT in each fund's prospectus.  The annual rate at which this fee is assessed is determined daily in a multi-step process.  First, each of the trust's  funds is  categorized  according  to the broad  asset class in which it invests  (e.g.,  money market,  bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same Board of  Trustees  as the trust.  Together,  the Fund  Category  Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR TAX-FREE MONEY MARKET

--------------------------------------------------------------------
CATEGORY ASSETS          FEE RATE
--------------------------------------------------------------------

First $1 billion         0.2700%
--------------------------------------------------------------------

Next $1 billion          0.2270%
--------------------------------------------------------------------

Next $3 billion          0.1860%
--------------------------------------------------------------------

Next $5 billion          0.1690%
--------------------------------------------------------------------

Next $15 billion         0.1580%
--------------------------------------------------------------------

Next $25 billion         0.1575%
--------------------------------------------------------------------

Thereafter               0.1570%
--------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE
FOR ARIZONA MUNICIPAL BOND, FLORIDA MUNICIPAL BOND, LONG-TERM
TAX-FREE AND TAX-FREE BOND

--------------------------------------------------------------------
CATEGORY ASSETS          FEE RATE
--------------------------------------------------------------------

First $1 billion         0.2800%
--------------------------------------------------------------------

Next $1 billion          0.2280%
--------------------------------------------------------------------

Next $3 billion          0.1980%
--------------------------------------------------------------------

Next $5 billion          0.1780%
--------------------------------------------------------------------

Next $15 billion         0.1650%
--------------------------------------------------------------------

Next $25 billion         0.1630%
--------------------------------------------------------------------

Thereafter               0.1625%
--------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL

--------------------------------------------------------------------
CATEGORY ASSETS          FEE RATE
--------------------------------------------------------------------

First $1 billion         0.4100%
--------------------------------------------------------------------

Next $1 billion          0.3580%
--------------------------------------------------------------------

Next $3 billion          0.3280%
--------------------------------------------------------------------

Next $5 billion          0.3080%
--------------------------------------------------------------------

Next $15 billion         0.2950%
--------------------------------------------------------------------

Next $25 billion         0.2930%
--------------------------------------------------------------------

Thereafter               0.2925%
--------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE

--------------------------------------------------------------------------------
                           FEE RATE FOR
                           INVESTOR CLASS,     FEE RATE FOR      FEE RATE FOR
                           A CLASS, B CLASS    INSTITUTIONAL     ADVISOR
COMPLEX ASSETS             AND C CLASS         CLASS             CLASS
--------------------------------------------------------------------------------

First $2.5 billion           0.3100%            0.1100%           0.0600%
--------------------------------------------------------------------------------

Next $7.5 billion            0.3000%            0.1000%           0.0500%
--------------------------------------------------------------------------------

Next $15 billion             0.2985%            0.0985%           0.0485%
--------------------------------------------------------------------------------

Next $25 billion             0.2970%            0.0970%           0.0470%
--------------------------------------------------------------------------------

Next $25 billion             0.2870%            0.0870%           0.0370%
--------------------------------------------------------------------------------

Next $25 billion             0.2800%            0.0800%           0.0300%
--------------------------------------------------------------------------------

Next $25 billion             0.2700%            0.0700%           0.0200%
--------------------------------------------------------------------------------

Next $25 billion             0.2650%            0.0650%           0.0150%
--------------------------------------------------------------------------------

Next $25 billion             0.2600%            0.0600%           0.0100%
--------------------------------------------------------------------------------

Next $25 billion             0.2550%            0.0550%           0.0050%
--------------------------------------------------------------------------------

Thereafter                   0.2500%            0.0500%           0.0000%
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved  the  advisor's  policy with  respect to the  aggregation  of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate  portfolio  transactions of the funds unless it believes that such aggregation is consistent  with its duty to seek best execution on behalf of the funds  and the  terms of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees incurred by each fund for the fiscal periods ended May
31, 2005, 2004 and 2003, are indicated in the following table. Because Long-Term
Tax-Free and the Advisor  Class of Tax-Free Bond were not in operation as of the fiscal year end, they are not included in the table below.

UNIFIED MANAGEMENT FEES

--------------------------------------------------------------------------------
FUND                                2005              2004                2003
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND

   Investor Class                 $273,168          $335,094           $359,414
--------------------------------------------------------------------------------

   A Class                         $16,000              $645                N/A
--------------------------------------------------------------------------------

   B Class                             $11                $3                N/A
--------------------------------------------------------------------------------

   C Class                          $2,054                $6                N/A
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND

   Investor Class                 $285,733          $312,370           $321,620
--------------------------------------------------------------------------------

   A Class                          $7,329              $276                N/A
--------------------------------------------------------------------------------

   B Class                             $82               $11                N/A
--------------------------------------------------------------------------------

   C Class                          $7,329              $876                N/A

--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL

   Investor Class                 $366,077          $341,035           $281,749
--------------------------------------------------------------------------------

   A Class                        $326,054           $92,917             $1,326
--------------------------------------------------------------------------------

   B Class                         $19,273           $11,257               $439
--------------------------------------------------------------------------------

   C Class                         $76,452           $30,890             $1,831
--------------------------------------------------------------------------------
TAX-FREE BOND

   Investor Class               $2,914,418        $3,058,474         $2,611,101
--------------------------------------------------------------------------------

   Institutional Class             $23,678           $21,345             $1,390
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET

   Investor Class               $1,336,372        $1,300,357         $1,310,134
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MAY 31, 2005)

                                    REGISTERED INVESTMENT                           OTHER ACCOUNTS (E.G.,
                                    COMPANIES (E.G.,       OTHER POOLED             SEPARATE ACCOUNTS AND
                                    OTHER AMERICAN         INVESTMENT VEHICLES      CORPORATE ACCOUNTS
                                    CENTURY  FUNDS AND     (E.G., COMMINGLED        INCLUDING INCUBATION
                                    AMERICAN CENTURY       TRUSTS AND  529          STRATEGIES AND
                                    SUBADVISED FUNDS)      EDUCATION SAVINGS PLANS) CORPORATE MONEY)
---------------------------------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND
---------------------------------------------------------------------------------------------------------
Kenneth M.        Number of Other           2                         0                    0
Salinger          Accounts Managed
                  ---------------------------------------------------------------------------------------
                  Assets in Other      $671,436,263                  N/A                  N/A
                  Accounts Managed
---------------------------------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
---------------------------------------------------------------------------------------------------------
Kenneth M.        Number of Other           2                         0                    0
Salinger          Accounts Managed
                  ---------------------------------------------------------------------------------------
                  Assets in Other      $676,113,647                  N/A                  N/A
                  Accounts Managed
---------------------------------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL
---------------------------------------------------------------------------------------------------------
Steven M. Permut  Number of Other           1                         0                    0
                  Accounts Managed
                  ---------------------------------------------------------------------------------------
                  Assets in Other      $401,575,048                  N/A                  N/A
                  Accounts Managed
---------------------------------------------------------------------------------------------------------
LONG-TERM TAX-FREE(1)
---------------------------------------------------------------------------------------------------------
Kenneth M.        Number of Other           x                         x                    x
Salinger          Accounts Managed
                  ---------------------------------------------------------------------------------------
                  Assets in Other           x                         x                    x
                  Accounts Managed
---------------------------------------------------------------------------------------------------------
TAX-FREE BOND
---------------------------------------------------------------------------------------------------------
Kenneth M.        Number of Other           2                         0                    0
Salinger          Accounts Managed
                  ---------------------------------------------------------------------------------------
                  Assets in Other      $111,334,440                  N/A                  N/A
                  Accounts Managed
---------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET
---------------------------------------------------------------------------------------------------------
Alan Kruss        Number of Other           1                         0                    0
                  Accounts Managed
                  ---------------------------------------------------------------------------------------
                  Assets in Other      $485,287,378                  N/A                  N/A
                  Accounts Managed
---------------------------------------------------------------------------------------------------------

(1)  THE FUND'S  INCEPTION  DATE IS MARCH 31, 2006.  THE FUND'S  INFORMATION  IS
     PROVIDED AS OF JANUARY 31,  2006 AND ASSUMES THE FUND WAS IN  OPERATION  ON
     THAT DATE.

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions,  if any, are referred to as "tracking  portfolios."
When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information,  investment  performance  is measured by a combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's  portfolio  managers as of May 31,  2005,  the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND

   Kenneth M. Salinger(1)                             A
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND

   Kenneth M. Salinger(1)                             A
--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL

   Steven M. Permut(1)                                A
--------------------------------------------------------------------------------
LONG-TERM TAX-FREE(2)

   Kenneth M. Salinger                                x
--------------------------------------------------------------------------------
TAX-FREE BOND

   Kenneth M. Salinger                                C
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET

   Alan Kruss                                         B
--------------------------------------------------------------------------------

(1)  AMERICAN  CENTURY  HAS  ADOPTED A POLICY  THAT,  WITH  LIMITED  EXCEPTIONS,
     REQUIRES  ITS  PORTFOLIO  MANAGERS  TO MAINTAIN  INVESTMENTS  IN THE POLICY
     PORTFOLIOS THEY OVERSEE.  HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN  INVESTMENT  TEAM  THAT  OVERSEES  A NUMBER  OF FUNDS IN THE SAME  BROAD
     INVESTMENT  CATEGORY,  THE  PORTFOLIO  MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

(2)  THE FUND'S  INCEPTION  DATE IS MARCH 31, 2006.  THE FUND'S  INFORMATION  IS
     PROVIDED AS OF JANUARY 31,  2006 AND ASSUMES THE FUND WAS IN  OPERATION  ON
     THAT DATE.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration of the funds and the advisor. The advisor pays ACS 's costs for serving as transfer agent and dividend-paying  agent for the funds out of the advisor's  unified  management fee. For a description of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR, on page 41.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means that the distributor has no liability for unsold shares.  The advisor pays ACIS's costs for serving as principal  underwriter of the funds' shares out of the advisor's  unified  management fee. For a description of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR,  on page 41. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own  resources  to such  financial  intermediaries  for the  provision  of these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of the funds or deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers  LLP is the independent registered public accounting firm of the funds. The address of  PricewaterhouseCoopers  LLP is 1055 Broadway, 10th
floor,  Kansas  City,  Missouri  64105.  As the  independent  registered  public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
May 31, 2005, 2004 and 2003, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, none of the funds owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the
Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional  information is a series of shares issued by the
Trust. In addition,  each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's  (all  funds')  outstanding  shares  may be  able to  elect  a Board  of
Trustees.  The Trust undertakes  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received  from all Trust  shareholders  without  regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

The  Trust  shall  continue  unless  terminated  by  (1)  approval  of at  least two-thirds  of the shares of each fund  entitled to vote, or (2) by the trustees by written  notice to  shareholders  of each fund. Any fund may be terminated by
(1) approval of at least  two-thirds  of the shares of that fund,  or (2) by the trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to the Trust or the fund.  Thereafter,  the Trust  shall  reduce  the  remaining assets belonging to each fund (or the particular fund) to cash,  shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the  particular  fund) to the  shareholders  of that fund  ratably according to the number of shares of that fund held by each  shareholder  on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example,  fidelity,  bonding and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is  described  in the prospectus  of any fund that offers more than one class.  Pursuant to such plan, the funds may issue up to six classes of shares:  Investor Class,  Institutional
Class, A Class, B Class, C Class and Advisor Class.  Not all funds offer all six classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal  services from the  intermediary.  The unified management  fee is the  same  as for  Investor  Class,  but the A, B and C Class shares  each are  subject  to a  separate  Master  Distribution  and  Individual
Shareholder  Services  Plan (the A Class  Plan,  B Class Plan and C Class  Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees and initial  shareholder of the funds' A, B, C and Advisor Classes have approved  and  entered  into the A Class Plan,  B Class  Plan,  C Class Plan and
Advisor Class Plan, respectively. The plans are described below.

In adopting the plans,  the Board of Trustees  (including a majority of trustees who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved  name  recognition  for the  funds  generally;  and  growing  assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the plans is presented to the Board of Trustees quarterly for its consideration in connection with its  deliberations  as to the continuance of the plans.  Continuance of the plans must be  approved by the Board of  Trustees  (including  a majority of the independent trustees) annually.  The plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees),  except that the plans may not be  amended  to  materially  increase  the  amount to be spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the  independent  trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made
available  to  persons  purchasing  through  broker-dealers,   banks,  insurance
companies   and   other   financial    intermediaries   that   provide   various
administrative,  shareholder and distribution  services.  The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance  companies and other  financial  intermediaries,  with  respect  to the sale of the  funds'
shares and/or the use of the funds' shares in various investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2005, the aggregate amount of fees paid under the A Class Plan was:

     Arizona Municipal Bond                          $8,149
     Florida Municipal Bond                          $3,732
     High-Yield Municipal                            $131,237(1)

     (1)  BEFORE A FEE  REIMBURSEMENT  OF $14 FOR  DISTRIBUTION  AND SHAREHOLDER
          SERVICES.

Because the A Class of Long-Term  Tax-Free was not in operation as of the fiscal year end, no fees were paid under the A Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made
available  to  persons  purchasing  through  broker-dealers,   banks,  insurance
companies   and   other   financial    intermediaries   that   provide   various
administrative,  shareholder and distribution  services.  The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance  companies and other  financial  intermediaries,  with  respect  to the sale of the  funds'
shares and/or the use of the funds' shares in various investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended May 31,  2005,  the  aggregate  amount of fees paid under the B Class Plan was:

     Arizona Municipal Bond                       $25
     Florida Municipal Bond                      $166
     High-Yield Municipal                     $31,001

Because the B Class of Long-Term  Tax-Free was not in operation as of the fiscal year end, no fees were paid under the B Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the B Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made
available  to  persons  purchasing  through  broker-dealers,   banks,  insurance
companies   and   other   financial    intermediaries   that   provide   various
administrative,  shareholder and distribution  services.  The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance  companies and other  financial  intermediaries,  with  respect  to the sale of the  funds'
shares and/or the use of the funds' shares in various investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended May 31,  2005,  the  aggregate  amount of fees paid under the C Class Plan was:

     Arizona Municipal Bond                    $4,191
     Florida Municipal Bond                   $14,916
     High Yield Municipal                    $123,058

Because the C Class of Long-Term  Tax-Free was not in operation as of the fiscal year end, no fees were paid under the C Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectus,  the  fund's  Advisor  Class  shares are made
available  to  persons  purchasing  through  broker-dealers,   banks,  insurance
companies   and   other   financial    intermediaries   that   provide   various
administrative,  shareholder and distribution  services.  The fund's distributor enters into contracts with various banks,  broker-dealers,  insurance  companies and other  financial  intermediaries,  with  respect  to the sale of the  fund's shares and/or the use of the fund's shares in various investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class investors.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor Class  shares,  and the funds' Board of Trustees has adopted the Advisor
Class  Plan.  Pursuant to the Advisor  Class  Plan,  the Advisor  Class pays the funds'  distributor  0.50% annually of the aggregate average daily net assets of the funds'  Advisor  Class  shares,  0.25% of which is paid for certain  ongoing shareholder and administrative  services (as described below) and 0.25% of which is paid for  distribution  services  including  past  distribution  services (as described  below).  This payment is fixed at 0.50%, and is not based on expenses incurred by the distributor.  Because the Advisor Class of Tax-Free Bond was not
in  operation  as of the fiscal  year end,  no fees were paid under the  Advisor
Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales personnel) who offer the Advisor Class shares for the services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
Because the Advisor Class of Tax-Free Bond was not in operation as of the fiscal year end, no fees were paid under the Advisor Class Plan.

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

Because the Advisor Class of Tax-Free Bond was not in operation as of the fiscal year end, no fees were paid under the Advisor Class Plan.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the prospectus  for those classes in the section titled  "Investing
Through a  Financial  Intermediary."  Shares of the A Class  are  subject  to an initial sales  charge,  which  declines as the amount of the purchase  increases pursuant to the schedule set forth in the prospectus.  This charge may be waived
in  the  following   situations  due  to  sales   efficiencies  and  competitive
considerations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees and officers of funds  managed by the advisor,  employees of those persons and trusts and  qualified  retirement  plans  established  by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.  Because the A, B and C Classes of Long-Term  Tax-Free were not in operation as of the fiscal year end, no CDSCs were paid.

The  aggregate  CDSCs paid to the  distributor  for B Class shares in the fiscal year ended May 31,  2005,  were  Florida  Municipal  Bond,  $615 and  High-Yield
Municipal, $9,716.

The  aggregate  CDSCs paid to the  distributor  for C Class shares in the fiscal year ended May 31,  2005,  were  Florida  Municipal  Bond,  $416 and  High-Yield
Municipal, $29,401.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                    DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                  4.00%
--------------------------------------------------------------------------------

$50,000 - $99,999                  4.00%
--------------------------------------------------------------------------------

$100,000 - $249,999                3.00%
--------------------------------------------------------------------------------

$250,000 - $499,999                2.00%
--------------------------------------------------------------------------------

$500,000 - $999,999                1.75%
--------------------------------------------------------------------------------

$1,000,000 - $3,999,999            1.00%
--------------------------------------------------------------------------------

$4,000,000 - $9,999,999            0.50%
--------------------------------------------------------------------------------

GREATER THAN $10,000,000           0.25%
--------------------------------------------------------------------------------

Payments  will equal 4.00% of the purchase  price of B Class shares and 1.00% of the  purchase  price  of  the C  Class  shares  sold  by the  intermediary.  The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the  distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month, the distributor will make the C Class  distribution  and individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

MONEY MARKET FUND

The money market fund  operates  pursuant to  Investment  Company Act Rule 2a-7, which permits valuation of portfolio  securities on the basis of amortized cost.
This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase.  Although this method  provides  certainty in valuation,  it generally disregards the effect of fluctuating  interest rates on an  instrument's  market value.  Consequently,  the  instrument's  amortized  cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund  shares  computed as  described  above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required  by the Rule 2a-7,  the Board of  Trustees  has  adopted  procedures designed to stabilize,  to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and  redemptions at $1.00.
While the  day-to-day  operation of the money market fund has been  delegated to the portfolio managers,  the quality requirements  established by the procedures limit  investments  to  certain  instruments  that  the  Board of  Trustees  has determined  present  minimal credit risks and that have been rated in one of the two highest  rating  categories as determined by a rating agency or, in the case of unrated securities,  of comparable quality.  The procedures require review of the money market fund's  portfolio  holdings at such intervals as are reasonable in light of current  market  conditions  to  determine  whether the money market fund's net asset values calculated by using available market quotations  deviate from the per-share  value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed .025%.

Actions  the  advisor  and the  Board  of  Trustees  may  consider  under  these circumstances  include (i) selling portfolio securities prior to maturity,  (ii)
withholding  dividends  or  distributions  from  capital,  (iii)  authorizing  a one-time  dividend  adjustment,  (iv) discounting share purchases and initiating redemptions  in kind,  or (v) valuing  portfolio  securities at market price for purposes of calculating NAV.

The fund has obtained private insurance that primarily protects the money market fund against default of principal or interest  payments on the instruments  they
hold  and  against   bankruptcy  by  issuers  and  credit   enhancers  of  these
instruments.  Although the fund will be charged premiums by an insurance company for coverage of specified  types of losses  related to default or  bankruptcy on certain securities,  the fund may incur losses regardless of the insurance.  The insurance  does not guarantee or insure that the fund will be able to maintain a stable net asset value of $1.00 per share.

NON-MONEY MARKET FUNDS

Securities held by the non-money  market funds normally are priced by using data provided  by an  independent  pricing  service,  provided  that such  prices are believed  by  the  advisor  to  reflect  the  fair  market  value  of  portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally  determined  without  regard to bid or last sale  prices.  In  valuing securities,  the pricing  services  generally  take into  account  institutional trading activity,  trading in similar groups of securities, and any developments related to specific securities.  The methods used by the pricing service and the valuations  so  established  are  reviewed  by the  advisor  under  the  general supervision  of the Board of  Trustees.  There are a number of pricing  services available,  and the  advisor,  on the  basis  of  ongoing  evaluation  of  these services,  may use other pricing  services or discontinue the use of any pricing service in whole or in part.

Securities  not priced by a pricing  service are valued at the mean  between the most  recently  quoted  bid and  ask  prices  provided  by  broker-dealers.  The municipal bond market is typically a "dealer  market";  that is, dealers buy and sell bonds for their own accounts  rather than for customers.  As a result,  the spread, or difference,  between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount  or premium,  unless the  trustees determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund should be exempt from  federal and state income taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors.  If a fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

Certain  bonds  purchased  by the  funds  may be  treated  as  bonds  that  were originally issued at a discount. Original issue discount represents interest for federal  income tax  purposes  and can  generally  be defined as the  difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal  income tax purposes as income  earned by a fund over the term of the bond,  and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund  generally  is  determined  on the basis of a  constant yield to maturity that takes into account the semiannual  compounding of accrued interest.  Original  issue discount on an obligation  with interest  exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition,  some of the bonds may be  purchased  by a fund at a discount  that exceeds the  original  issue  discount on such bonds,  if any.  This  additional discount  represents  market discount for federal income tax purposes.  The gain realized on the disposition of any bond having market discount generally will be treated as taxable  ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is  attributable).  If a fund  elects to include market  discount  in income in the tax  years to which it is  attributable,  the market  discount  accrues  on a daily  basis  for each day the bond is held by a fund.  Market  discount  is  calculated  on a straight  line basis over the time remaining  to the bond's  maturity.  In the case of any debt  security  having a fixed  maturity  date of not more than one year  from  date of  issue,  the gain realized on disposition generally will be treated as short-term capital gain.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment income (if not considered exempt from federal tax) and net short-term capital gains are taxable to you as ordinary income.

As of May 31, 2005, the funds in the table below had the following  capital loss carryover,  which  expire  in the years and  amounts  listed.  When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been offset or expired.

CAPITAL LOSS CARRYOVER

----------------------------------------------------------------------------------------------
FUND                          2008         2009        2010      2011        2012        2013
----------------------------------------------------------------------------------------------
Arizona Municipal Bond          --           --          --       --           --          --
----------------------------------------------------------------------------------------------
Florida Municipal Bond          --           --          --       --    ($144,485)  ($361,866)
----------------------------------------------------------------------------------------------
High-Yield Municipal     ($396,804) ($1,090,034)  ($323,643)      --    ($145,918)  ($700,317)
----------------------------------------------------------------------------------------------
Tax-Free Bond                   --           --          --       --    ($663,101)  ($997,532)
----------------------------------------------------------------------------------------------
Tax-Free Money Market      ($6,136)    ($38,851)    ($8,869)      --      ($3,706)    ($1,346)
----------------------------------------------------------------------------------------------

Interest on certain  types of  industrial  development  bonds (small  issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons  other than the  issuer) is not exempt from  federal  income tax when received by "substantial  users" or persons related to substantial users as defined  in the Code.  The term  "substantial  user"  includes  any  "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial  development bonds. The funds may invest periodically
in  industrial  development  bonds  and,  therefore,   may  not  be  appropriate
investments  for entities that are substantial  users of facilities  financed by
industrial   development  bonds  or  "related  persons"  of  substantial  users.
Generally,  an individual  will not be a related  person of a  substantial  user under the Code unless he or his immediate  family  (spouse,  brothers,  sisters, ancestors and lineal  descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code,  any  distribution  of a fund's net realized  long-term  capital gains  designated by the fund as a capital  gains  dividend is taxable to you as long-term  capital  gains,  regardless  of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.  Any such loss will be disallowed to the extent of any tax-exempt  dividend income you received on those shares. In addition,  although highly  unlikely,  the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable.  If the funds were to hold such a bond, they might have to distribute  taxable  income or  reclassify as taxable  income previously distributed as tax-free.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends,  capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify  that the Social  Security  number or tax  identification  number you provide is correct  and that you are not  subject to  withholding  for  previous under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While  the  interest  on bonds  issued  to  finance  essential  state  and local government  operations  is  generally  exempt from regular  federal  income tax, interest on certain  private  activity bonds issued after August 7, 1986,  while exempt from regular federal income tax,  constitutes a  tax-preference  item for taxpayers in determining  alternative  minimum tax liability  under the Code and the income tax provisions of several states.

Each fund may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase  liability  under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All  distributions  derived from interest exempt from regular federal income tax may subject  corporate  shareholders  to, or increase their liability under, the alternative  minimum  tax  because  these  distributions  are  included  in  the corporation's adjusted current earnings.

The Trust will inform fund shareholders  annually of the amount of distributions derived from interest payments on private activity bonds.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers  LLP. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  included in the funds' Annual  Reports for the fiscal year ended May
31, 2005, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

--------------------------------------------------------------------------------
RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.
--------------------------------------------------------------------------------
BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated BB,  but  currently  has the  capacity  to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.
--------------------------------------------------------------------------------
C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  or the  taking of a similar  action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A               Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.
--------------------------------------------------------------------------------
Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.
--------------------------------------------------------------------------------
A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.

--------------------------------------------------------------------------------
BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C     Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D     The ratings of obligations in these categories are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               DDD obligations have the highest  potential for recovery,  around
               90%  -100%  of  outstanding  amounts  and  accrued  interest.  DD indicates potential  recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

               Entities rated in these  categories have defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the  highest prospect for  resumption of  performance  or continued  operation with or without a formal reorganization  process.  Entities rated
               DD and D are  generally  undergoing  a formal  reorganization  or liquidation  process;  those  rated DD are  likely  to  satisfy a higher portion of their outstanding  obligations,  while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------
S&P    MOODY'S     DESCRIPTION
--------------------------------------------------------------------------------
A-1    Prime-1     This indicates that the degree of safety regarding timely
       (P-1)       payment  is strong. Standard & Poor's rates those issues
                   determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2    Prime-2     Capacity for timely payment on commercial paper is
       (P-2)       satisfactory, but the relative degree of safety is not
                   as high as for issues designated A-1. Earnings trends and
                   coverage ratios, while sound, will be more subject to
                   variation. Capitalization characteristics, while still
                   appropriated, may be more affected by external
                   conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3    Prime-3     This indicates satisfactory capacity for timely repayment.
       (P-3)       Issues that carry this rating are somewhat more
                   vulnerable to the adverse changes in circumstances
                   than obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P    MOODY'S          DESCRIPTION
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1    Notes are of the highest quality enjoying strong
                        protection from established cash flows of funds for
                        their servicing or from established and broad-based
                        access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2    Notes are of high quality, with margins of protection
                        ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3    Notes are of favorable quality, with all security
                        elements accounted for, but lacking the undeniable
                        strength of the preceding grades. Market access for
                        refinancing, in particular, is likely to be less
                        well-established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4    Notes are of adequate quality, carrying specific
                        risk but having protection and not distinctly or
                        predominantly speculative.
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

The annual and  semiannual  reports  contain more  information  about the funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions  about  the  funds,  by  contacting  us at the  address  or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

o a bank

o a broker-dealer

o an insurance company

o another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS

1-800-345-3533

SH-SAI-xxx 0602

AMERICAN CENTURY MUNICIPAL TRUST

PART C   OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Amended and Restated  Agreement and  Declaration  of Trust,  dated
March 26, 2004 (filed  electronically as Exhibit a to  Post-Effective  Amendment
No. 43 to the  Registration  Statement of the  Registrant on September 28, 2004,
File No. 2-91229, and incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated June 30, 2005 (filed electronically as Exhibit a2 to
Post-Effective  Amendment No. 46 to the Registration Statement of the Registrant
on July 28, 2005, File No. 2-91229, and incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust (to be filed by amendment).

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  44  to  the
Registration  Statement of the Registrant on May 13, 2005, File No. 2-91229, and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Declaration of Trust,  appearing as Exhibit a1 herein and Article II, Article VII, Article VIII, and Article IX of Registrant's
Amended and Restated Bylaws, incorporated herein by reference.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment  Management,  Inc.,  dated July 29,  2005  (filed  electronically  as
Exhibit d to  Post-Effective  Amendment No. 46 to the Registration  Statement of
the Registrant on July 28, 2005, File No. 2-91229,  and  incorporated  herein by reference).

          (2) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc. (to be filed by amendment).

          (3) Investment  Subadvisory  Agreement with Mason Street  Advisors LLC
(to be filed by amendment).

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment  Services,  Inc., dated September 29, 2005 (filed  electronically  as
Exhibit e to  Post-Effective  Amendment No. 41 to the Registration  Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments  and the  JPMorgan  Chase  Bank,  dated May 1, 2004  (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit b9b to Post-Effective  Amendment No. 23 to the Registration Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229,  and incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (10)  Amendment No. 9 to the Transfer  Agency  Agreement with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (11) Amendment No. 10 to the Transfer  Agency  Agreement with American
Century Services, LLC, dated September 29, 2005 (filed electronically as Exhibit
h11 to Post-Effective Amendment No. 41 to the Registration Statement of American
Century  Quantitative  Equity  Funds,  Inc.  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (12) Amendment No. 11 to the Transfer  Agency  Agreement with American
Century Services, LLC (to be filed by amendment).

          (13) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (14) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (15) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc., on September 1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm (to be filed by amendment).

          (2) Power of Attorney, dated December 2, 2005 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 29 to the Registration  Statement of
American Century  Investment Trust on December 14, 2005, File No. 33-65170,  and
incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   December   2,  2005  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  29  to  the
Registration  Statement  of American  Century  Investment  Trust on December 14,
2005, File No. 33-65170, and incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (2)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (3)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (4)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement  of the  Registrant  on  September  30,  2002,  File No.
2-91229, and incorporated herein by reference).

          (6)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   January  2,  2004,   (filed
electronically  as  Exhibit  m6  to  Post-Effective  Amendment  No.  42  to  the
Registration Statement of the Registrant on February 26, 2004, File No. 2-91229,
and incorporated herein by reference).

          (7)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (8)  Amendment  No.  7  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
American  Century  Quantitative  Equity  Funds,  Inc. on May 13, 2005,  File No.
33-19589, and incorporated herein by reference).

          (9)  Amendment  No.  8  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m17  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (10)  Amendment  No.  9 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) (to be filed by amendment).

          (11) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (12)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (13)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (14)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (15)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
the Registrant on May 13, 2005, File No.  2-91229,  and  incorporated  herein by reference).

          (16)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (17)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class) (to be filed by amendment).

          (18) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (19)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (20)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement of American  Century  Investment  Trust on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (21)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (22)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
the Registrant on May 13, 2005, File No.  2-91229,  and  incorporated  herein by reference).

          (23)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (24)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class) (to be filed by amendment).

          (25)  Master  Distribution  and  Shareholder  Services  Plan  (Advisor
Class),  dated  August  1,  1997,  (filed   electronically  as  Exhibit  m18  to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (26) Amendment to Master  Distribution  and Shareholder  Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (27) Amendment No. 1 to Master  Distribution and Shareholder  Services
Plan (Advisor Class),  dated August 1, 2001 (filed  electronically as Exhibit m3 to  Post-Effective  Amendment No. 44 to the  Registration  Statement of American
Century  Government  Income  Trust  on July 31,  2001,  File  No.  2-99222,  and
incorporated herein by reference).

          (28) Amendment No. 2 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated December 3, 2001 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of the American
Century  Investment  Trust  on  November  30,  2001,  File  No.  33-65170,   and
incorporated herein by reference).

          (29) Amendment No. 3 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated July 1, 2002 (filed  electronically as Exhibit m5 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2005,  File No.  2-94608,  and
incorporated herein by reference).

          (30) Amendment No. 4 to Master  Distribution and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (31) Amendment No. 5 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated July 29, 2005 (filed electronically as Exhibit m7 to
Post-Effective  Amendment  No.  51 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 28,  2005,  File  No.  2-99222,  and
incorporated herein by reference).

          (32)  Amendment  No.  6 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 29, 2005 (filed electronically as
Exhibit m8 to Post-Effective  Amendment No. 41 to the Registration  Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the Registration Statement of the Registrant on December 23,
2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust on  August  1,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (o) Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American Century  California  Tax-Free and Municipal Funds,  Inc. on December
29, 2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

          (3) Mason Street Advisors, LLC Code of Ethics (to be filed by amendment).

Item 24. Persons Controlled by or Under Common Control with Registrant

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     As stated in Article VII,  Section 3 of the Amended and Restated  Agreement
and Declaration of Trust,  incorporated  herein by reference to Exhibit a to the
Registration  Statement,  "The  Trustees  shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  insurance  for and to provide by resolution  or in the  Bylaws  for  indemnification  out  of  Trust  assets  for liability  and for all  expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in  connection  with any claim,  action,  suit,  or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust. The provisions,  including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, appearing as
Exhibit b herein.

     The Registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

None.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal        Positions and Offices            Positions and Offices
Business Address*         with Underwriter                 with Registrant
-------------------------------------------------------------------------

James E. Stowers, Jr.     Director                         none

James E. Stowers III      Chairman and Director            none

William M. Lyons          President, Chief Executive       President and
                          Officer and Director             Trustee

Robert T. Jackson         Executive Vice President,        Executive Vice
                          Chief Financial Officer          President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President            none

Brian Jeter               Senior Vice President            none

Mark Killen               Senior Vice President            none

David Larrabee            Senior Vice President            none

Barry Mayhew              Senior Vice President            none

David C. Tucker           Senior Vice President            Senior Vice President
                          and General Counsel              and General Counsel

Clifford Brandt           Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century Municipal Trust,  American Century Services,  LLC
and  American  Century  Investment  Management,  Inc.,  all located at 4500 Main
Street, Kansas City, Missouri 64111.

Item 29. Management Services -- Not applicable.

Item 30. Undertakings -- Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940,  the Registrant has duly caused this amendment to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas City,
State of Missouri on the 14th day of December, 2005.

                              AMERICAN CENTURY MUNICIPAL TRUST
                              (Registrant)

                              By: /*/ William M. Lyons
                                  -----------------------------------------
                                  William M. Lyons
                                  President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                           DATE
---------                           -----                           ----

*William M. Lyons              President, Principal            December 14, 2005
-------------------------      Executive Officer and
William M. Lyons               Trustee

*Maryanne Roepke               Senior Vice President,          December 14, 2005
-------------------------      Treasurer and Chief
Maryanne Roepke                Chief Financial Officer

*Antonio Canova                Trustee                         December 14, 2005
-------------------------
Antonio Canova

*John Freidenrich              Trustee                         December 14, 2005
-------------------------
John Freidenrich

*Ronald J. Gilson              Chairman of the Board           December 14, 2005
-------------------------      and Trustee
Ronald J. Gilson

*Kathryn A. Hall               Trustee                         December 14, 2005
-------------------------
Kathryn A. Hall

*Myron S. Scholes              Trustee                         December 14, 2005
-------------------------
Myron S. Scholes

*Kenneth E. Scott              Trustee                         December 14, 2005
-------------------------
Kenneth E. Scott

*John B. Shoven                Trustee                         December 14, 2005
-------------------------
John B. Shoven

*Jeanne D. Wohlers             Trustee                         December 14, 2005
-------------------------
Jeanne D. Wohlers

*By:   /s/ Brian L. Brogan
       -----------------------------------------
       Brian L. Brogan
       Attorney in Fact
       (pursuant to Power of Attorney
       dated December 2, 2005)